UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09645

Columbia Funds Series Trust

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210

(Address of principal executive offices) (Zip code)

Daniel J. Beckman

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 345-6611

Date of fiscal year end:  January 31

Date of reporting period:  January 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100  F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Annual Report
January 31, 2024
Columbia Capital Allocation Portfolios
Columbia Capital Allocation Conservative Portfolio
Columbia Capital Allocation Moderate Conservative Portfolio
Columbia Capital Allocation Moderate Portfolio
Columbia Capital Allocation Moderate Aggressive Portfolio
Columbia Capital Allocation Aggressive Portfolio
In October 2022, the Securities and Exchange Commission (SEC) adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements." The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Each Tailored Shareholder Report will be share-class specific and will highlight key fund information the SEC believes is most relevant to investors in assessing their investment in the Fund. Much of the information, including a Fund’s financial statements, that is currently disclosed in a Fund’s shareholder reports will instead be made available on the Fund’s website and filed on Form N-CSR on an annual and semiannual basis. This information will be delivered to investors free of charge upon request. Columbia Fund reports will follow the Tailored Shareholder Report approach beginning with reports covering the period ending May 31, 2024.
The new rule also requires the Fund to mail a printed version of the Tailored Shareholder Report to all shareholders who have not elected to receive shareholder reports electronically. Rather than receiving a postcard notifying investors that the shareholder report for Funds in which they invest is available online, investors will begin receiving the Tailored Shareholder Report in the mail unless they have elected to receive their Fund documents electronically.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Capital Allocation Portfolios | Annual Report 2024

Fund at a Glance
Columbia Capital Allocation Conservative Portfolio (Unaudited)
Investment objective
Columbia Capital Allocation Conservative Portfolio (the Fund) is designed for investors seeking the highest level of total return that is consistent with a conservative level of risk.

Portfolio management
Dan Boncarosky, CFA
Lead Portfolio Manager
Managed Fund since 2017
Thomas Nakamura
Portfolio Manager
Managed Fund since 2022
Juno Chen, CFA*
Portfolio Manager
Managed Fund since January 2024
Effective January 31, 2024, Ms. Chen was named as portfolio manager of the Fund.

Average annual total returns (%) (for the period ended January 31, 2024)
		Inception	1 Year	5 Years	10 Years
Class A	Excluding sales charges	03/04/04	5.28	2.52	2.75
	Including sales charges		0.28	1.52	2.25
Advisor Class		06/13/13	5.47	2.76	3.00
Class C	Excluding sales charges	03/04/04	4.53	1.74	1.99
	Including sales charges		3.53	1.74	1.99
Institutional Class		09/27/10	5.55	2.76	3.01
Institutional 2 Class		06/13/13	5.61	2.78	3.04
Institutional 3 Class		06/13/13	5.67	2.86	3.09
Class R		09/27/10	5.02	2.24	2.49
Blended Benchmark			5.61	3.46	3.55
Bloomberg U.S. Aggregate Bond Index			2.10	0.83	1.63
Russell 3000 Index			19.15	13.53	11.96
Returns for Class A shares are shown with and without the maximum initial sales charge of 4.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
The Blended Benchmark consists of 66% Bloomberg U.S. Aggregate Bond Index, 15% Russell 3000 Index, 10% FTSE Three-Month U.S. Treasury Bill Index, 5% MSCI EAFE Index (Net) and 4% Bloomberg U.S. Corporate High-Yield Index. The FTSE Three-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills. The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Bloomberg U.S. Corporate High-Yield Index is a market value-weighted index, which covers the U.S. non-investment-grade fixed-rate debt market.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Capital Allocation Portfolios  | Annual Report 2024

Fund at a Glance  (continued)
Columbia Capital Allocation Conservative Portfolio (Unaudited)
Performance of a hypothetical $10,000 investment (January 31, 2014 — January 31, 2024)

The chart above shows the change in value of a hypothetical $10,000 investment in Class A shares of Columbia Capital Allocation Conservative Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares.

Portfolio breakdown (%) (at January 31, 2024)
Equity Funds	19.9
Fixed Income Funds	71.0
Money Market Funds	9.1
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

Columbia Capital Allocation Portfolios  | Annual Report 2024

Fund at a Glance
Columbia Capital Allocation Moderate Conservative Portfolio (Unaudited)
Investment objective
Columbia Capital Allocation Moderate Conservative Portfolio (the Fund) is designed for investors seeking the highest level of total return that is consistent with a moderate conservative level of risk.

Portfolio management
Dan Boncarosky, CFA
Lead Portfolio Manager
Managed Fund since 2017
Thomas Nakamura
Portfolio Manager
Managed Fund since 2022
Juno Chen, CFA*
Portfolio Manager
Managed Fund since January 2024
Effective January 31, 2024, Ms. Chen was named as portfolio manager of the Fund.

Average annual total returns (%) (for the period ended January 31, 2024)
		Inception	1 Year	5 Years	10 Years
Class A	Excluding sales charges	10/15/96	7.23	4.13	4.09
	Including sales charges		1.10	2.90	3.48
Advisor Class		11/08/12	7.60	4.39	4.35
Class C	Excluding sales charges	10/15/96	6.45	3.34	3.32
	Including sales charges		5.45	3.34	3.32
Institutional Class		10/15/96	7.54	4.38	4.34
Institutional 2 Class		11/08/12	7.50	4.40	4.39
Institutional 3 Class		06/13/13	7.59	4.45	4.43
Class R		01/23/06	6.95	3.86	3.83
Blended Benchmark			7.63	5.11	4.89
Bloomberg U.S. Aggregate Bond Index			2.10	0.83	1.63
Russell 3000 Index			19.15	13.53	11.96
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
The Blended Benchmark consists of 55.5% Bloomberg U.S. Aggregate Bond Index, 26% Russell 3000 Index, 9% MSCI EAFE Index (Net), 5% FTSE Three-Month U.S. Treasury Bill Index and 4.5% Bloomberg U.S. Corporate High-Yield Index. The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The FTSE Three-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills. The Bloomberg U.S. Corporate High-Yield Index is a market value-weighted index, which covers the U.S. non-investment-grade fixed-rate debt market.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Capital Allocation Portfolios  | Annual Report 2024

Fund at a Glance  (continued)
Columbia Capital Allocation Moderate Conservative Portfolio (Unaudited)
Performance of a hypothetical $10,000 investment (January 31, 2014 — January 31, 2024)

The chart above shows the change in value of a hypothetical $10,000 investment in Class A shares of Columbia Capital Allocation Moderate Conservative Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares.

Portfolio breakdown (%) (at January 31, 2024)
Equity Funds	34.9
Fixed Income Funds	60.5
Money Market Funds	4.6
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

Columbia Capital Allocation Portfolios  | Annual Report 2024

Fund at a Glance
Columbia Capital Allocation Moderate Portfolio (Unaudited)
Investment objective
Columbia Capital Allocation Moderate Portfolio (the Fund) is designed for investors seeking the highest level of total return that is consistent with a moderate level of risk.

Portfolio management
Dan Boncarosky, CFA
Lead Portfolio Manager
Managed Fund since 2017
Thomas Nakamura
Portfolio Manager
Managed Fund since 2022
Juno Chen, CFA*
Portfolio Manager
Managed Fund since January 2024
Effective January 31, 2024, Ms. Chen was named as portfolio manager of the Fund.

Average annual total returns (%) (for the period ended January 31, 2024)
		Inception	1 Year	5 Years	10 Years
Class A	Excluding sales charges	03/04/04	9.45	5.62	5.39
	Including sales charges		3.17	4.38	4.77
Advisor Class		06/13/13	9.80	5.86	5.65
Class C	Excluding sales charges	03/04/04	8.63	4.81	4.60
	Including sales charges		7.63	4.81	4.60
Institutional Class		09/27/10	9.74	5.87	5.65
Institutional 2 Class		06/13/13	9.81	5.89	5.69
Institutional 3 Class		06/13/13	9.75	5.94	5.74
Class R		09/27/10	9.22	5.35	5.13
Blended Benchmark			9.58	6.70	6.23
Russell 3000 Index			19.15	13.53	11.96
Bloomberg U.S. Aggregate Bond Index			2.10	0.83	1.63
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
The Blended Benchmark consists of 42.5% Bloomberg U.S. Aggregate Bond Index, 37% Russell 3000 Index, 11% MSCI EAFE Index (Net), 7.5% Bloomberg U.S. Corporate High-Yield Index and 2% MSCI Emerging Markets Index (Net). The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Bloomberg U.S. Corporate High-Yield Index is a market value-weighted index, which covers the U.S. non-investment-grade fixed-rate debt market. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net) and the MSCI Emerging Markets Index (Net), which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Capital Allocation Portfolios  | Annual Report 2024

Fund at a Glance  (continued)
Columbia Capital Allocation Moderate Portfolio (Unaudited)
Performance of a hypothetical $10,000 investment (January 31, 2014 — January 31, 2024)

The chart above shows the change in value of a hypothetical $10,000 investment in Class A shares of Columbia Capital Allocation Moderate Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares.

Portfolio breakdown (%) (at January 31, 2024)
Equity Funds	50.0
Fixed Income Funds	48.5
Money Market Funds	1.5
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

Columbia Capital Allocation Portfolios  | Annual Report 2024

Fund at a Glance
Columbia Capital Allocation Moderate Aggressive Portfolio (Unaudited)
Investment objective
Columbia Capital Allocation Moderate Aggressive Portfolio (the Fund) is designed for investors seeking the highest level of total return that is consistent with a moderate aggressive level of risk.

Portfolio management
Dan Boncarosky, CFA
Lead Portfolio Manager
Managed Fund since 2017
Thomas Nakamura
Portfolio Manager
Managed Fund since 2022
Juno Chen, CFA*
Portfolio Manager
Managed Fund since January 2024
Effective January 31, 2024, Ms. Chen was named as portfolio manager of the Fund.

Average annual total returns (%) (for the period ended January 31, 2024)
		Inception	1 Year	5 Years	10 Years
Class A	Excluding sales charges	10/15/96	11.52	7.03	6.51
	Including sales charges		5.06	5.77	5.88
Advisor Class		11/08/12	11.84	7.29	6.78
Class C	Excluding sales charges	10/15/96	10.66	6.22	5.72
	Including sales charges		9.66	6.22	5.72
Institutional Class		10/15/96	11.73	7.28	6.77
Institutional 2 Class		11/08/12	11.80	7.32	6.84
Institutional 3 Class		06/13/13	11.88	7.40	6.90
Class R		01/23/06	11.25	6.77	6.25
Blended Benchmark			11.53	8.23	7.49
Russell 3000 Index			19.15	13.53	11.96
Bloomberg U.S. Aggregate Bond Index			2.10	0.83	1.63
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
The Blended Benchmark consists of 49% Russell 3000 Index, 28.5% Bloomberg U.S. Aggregate Bond Index, 12% MSCI EAFE Index (Net), 6.5% Bloomberg U.S. Corporate High-Yield Index and 4% MSCI Emerging Markets Index (Net). The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Bloomberg U.S. Corporate High-Yield Index is a market value-weighted index, which covers the U.S. non-investment-grade fixed-rate debt market. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net) and the MSCI Emerging Markets Index (Net), which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Capital Allocation Portfolios  | Annual Report 2024

Fund at a Glance  (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio (Unaudited)
Performance of a hypothetical $10,000 investment (January 31, 2014 — January 31, 2024)

The chart above shows the change in value of a hypothetical $10,000 investment in Class A shares of Columbia Capital Allocation Moderate Aggressive Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares.

Portfolio breakdown (%) (at January 31, 2024)
Equity Funds	65.3
Fixed Income Funds	33.4
Money Market Funds	1.3
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

Columbia Capital Allocation Portfolios  | Annual Report 2024

Fund at a Glance
Columbia Capital Allocation Aggressive Portfolio (Unaudited)
Investment objective
Columbia Capital Allocation Aggressive Portfolio (the Fund) is designed for investors seeking the highest level of total return that is consistent with an aggressive level of risk.

Portfolio management
Dan Boncarosky, CFA
Lead Portfolio Manager
Managed Fund since 2017
Thomas Nakamura
Portfolio Manager
Managed Fund since 2022
Juno Chen, CFA*
Portfolio Manager
Managed Fund since January 2024
Effective January 31, 2024, Ms. Chen was named as portfolio manager of the Fund.

Average annual total returns (%) (for the period ended January 31, 2024)
		Inception	1 Year	5 Years	10 Years
Class A	Excluding sales charges	03/04/04	13.28	8.32	7.54
	Including sales charges		6.76	7.04	6.90
Advisor Class		06/13/13	13.59	8.62	7.81
Class C	Excluding sales charges	03/04/04	12.50	7.53	6.74
	Including sales charges		11.50	7.53	6.74
Institutional Class		09/27/10	13.54	8.60	7.80
Institutional 2 Class		06/13/13	13.63	8.62	7.85
Institutional 3 Class		06/13/13	13.61	8.67	7.90
Class R		09/27/10	13.00	8.04	7.27
Blended Benchmark			13.36	9.65	8.63
Russell 3000 Index			19.15	13.53	11.96
Bloomberg U.S. Aggregate Bond Index			2.10	0.83	1.63
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
The Blended Benchmark consists of 60% Russell 3000 Index, 15% Bloomberg U.S. Aggregate Bond Index, 14% MSCI EAFE Index (Net), 6% MSCI Emerging Markets Index (Net) and 5% Bloomberg U.S. Corporate High-Yield Index. The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The Bloomberg U.S. Corporate High-Yield Index is a market value-weighted index, which covers the U.S. non-investment-grade fixed-rate debt market.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net) and the MSCI Emerging Markets Index (Net), which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Capital Allocation Portfolios  | Annual Report 2024

Fund at a Glance  (continued)
Columbia Capital Allocation Aggressive Portfolio (Unaudited)
Performance of a hypothetical $10,000 investment (January 31, 2014 — January 31, 2024)

The chart above shows the change in value of a hypothetical $10,000 investment in Class A shares of Columbia Capital Allocation Aggressive Portfolio during the stated time period, and does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares.

Portfolio breakdown (%) (at January 31, 2024)
Equity Funds	80.5
Fixed Income Funds	18.3
Money Market Funds	1.2
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

Columbia Capital Allocation Portfolios  | Annual Report 2024

Manager Discussion of Fund Performance
(Unaudited)
All portfolio returns listed below are for the 12-month period that ended January 31, 2024.
•
Columbia Capital Allocation Conservative Portfolio Class A shares returned 5.28% excluding sales charges. The Fund’s Blended Benchmark returned 5.61%.
•
Columbia Capital Allocation Moderate Conservative Portfolio Class A shares returned 7.23% excluding sales charges. The Fund’s Blended Benchmark returned 7.63%.
•
Columbia Capital Allocation Moderate Portfolio Class A shares returned 9.45% excluding sales charges. The Fund’s Blended Benchmark returned 9.58%.
•
Columbia Capital Allocation Moderate Aggressive Portfolio Class A shares returned 11.52% excluding sales charges. The Fund’s Blended Benchmark returned 11.53%.
•
Columbia Capital Allocation Aggressive Portfolio Class A shares returned 13.28% excluding sales charges. The Fund’s Blended Benchmark returned 13.36%.
During the same time frame, the Russell 3000 Index, which measures domestic equities, returned 19.15%; the Bloomberg U.S. Aggregate Bond Index, which measures the U.S. fixed-income market, returned 2.10%; the Bloomberg U.S. Corporate High-Yield Bond Index, which measures the U.S. high-yield corporate bond market, returned 9.28%; the MSCI EAFE Index (Net), which measures international equities, returned 10.01%; the MSCI Emerging Markets Index (Net), which measures emerging market equities, returned -2.94%; and the FTSE Three-Month U.S. Treasury Bill Index advanced 5.36% for the period.
Market overview
The annual period was a volatile but positive one for most asset classes. The most dominant investment theme throughout was expectations around the U.S. Federal Reserve’s (Fed) interest rate path — how much it would hike rates, when it would pause and if it would pivot to a more dovish stance. (Dovish tends to suggest lower interest rates; opposite of hawkish.) Other factors impacting the financial markets included cooling yet persistent inflation growth rates, a shocking yet short-lived regional banking crisis, disruption in the auto industry, an eleventh-hour avoidance of a U.S. government shutdown, federal deficit concerns and a growing list of geopolitical conflicts. However, in November and December 2023, both equity and fixed-income markets pushed back against these concerns to rally strongly, as hopes for a soft economic landing were propelled by fresh economic data and dovish Fed signals. The Fed voted in December to hold rates steady and forecasted three rate cuts in 2024. The stock market’s momentum was amplified, as strong performance broadened outside the “Magnificent 7” stocks, i.e., the seven largest stocks in the S&P 500 Index, which had driven equity performance for much of the year. The fixed-income market was also pushed to finish 2023 solidly in the green. January 2024 saw equities get off to a modest positive start, but the broad U.S. fixed-income market ended the month with slightly negative results.
All told, for the full annual period, most equity and fixed-income market segments generated positive returns, rebounding strongly from the prior fiscal year. U.S. equities outpaced both international equities and fixed income overall. For the 12 months ended January 31, 2024, the Russell 3000 Index, a broad proxy for U.S. equities, generated a 19.15% return, and the S&P 500 Index, another proxy for broad-based domestic equities, returned 20.82%. In two notable reversals from the prior annual period, U.S. large-cap equities dramatically outperformed U.S. small-cap equities and growth-oriented stocks significantly outperformed value-oriented stocks during this annual period. The MSCI EAFE Index (Net), measuring international developed market equities, returned 10.01%. Emerging markets equities, as measured by the MSCI Emerging Markets Index (Net), returned -2.94%, more heavily impacted by ongoing Russia/Ukraine and Middle East wars, U.S./China tensions, ineffective efforts by the Chinese government to stimulate its economy and problems in the Chinese real estate sector. Measuring the broad U.S. fixed-income market, the Bloomberg U.S. Aggregate Bond Index returned 2.10%. Within fixed income, lower quality sectors, such as high-yield bonds and emerging markets debt, fared better than higher quality sectors, such as U.S. Treasuries and investment grade bonds. Also, longer duration investments underperformed their shorter duration counterparts, as they were more greatly impacted by the Fed’s four interest rate hikes during the annual period. The global fixed-income market overall, as measured by the Bloomberg Global Aggregate Index, returned 0.94%.
Columbia Capital Allocation Portfolios  | Annual Report 2024

Manager Discussion of Fund Performance (continued)
(Unaudited)
The Funds’ notable detractors during the period
•
Asset allocation decisions overall detracted from relative results in the two more conservative Funds during the annual period.
•
Style positioning as a whole dampened results in the three more aggressive Funds.
•
International equities proved to be the biggest laggard to all five Funds’ relative performance, as style decisions and underlying fund manager performance were weak.
•
Having an overweighted allocation to U.S. small-cap equities, which significantly underperformed their large-cap counterparts during the annual period, dampened results in all five Funds.
•
Style decisions within the investment-grade bond market segment detracted among the three more aggressive Funds.
•
Asset allocation decisions and underlying fund manager performance within high-yield bond strategies detracted across all five Funds.
The Funds’ notable contributors during the period
•
Underlying fund manager performance overall was the strongest positive contributor to relative results across all five Funds during the annual period.
•
Asset allocation decisions overall added to performance in the three more aggressive Funds.
•
Style positioning as a whole proved beneficial in the two more conservative Funds.
•
Across all five Funds, underlying fund manager performance within the U.S. large-cap equity market segment contributed most significantly. Style positioning within the market segment also benefited results, especially the decision to favor growth-oriented stocks over value-oriented stocks.
•
In the investment-grade bond market segment, style decisions added to performance in the two more conservative Funds, while asset allocation decisions contributed positively to results in the three more aggressive Funds. Underlying fund manager performance within investment-grade bond strategies boosted results in all five Funds.
•
Style decisions within the high-yield bond market segment were also additive to relative results across all five Funds.
Derivatives usage
During the annual period, the use of derivatives positions on equity and fixed-income indices was implemented via an overlay to the Funds to efficiently allocate capital across the Funds and to allow greater flexibility in establishing exposure to a given market than might otherwise be possible. Futures and credit default swaps were used, as they can offer both a liquid and cost-efficient means of establishing exposure in a given market and can be used to reduce, or hedge, exposure to risk. The use of these instruments is integral to the Funds’ investment strategy, which overall realized positive absolute returns and mixed relative performance during the annual period. On a stand-alone basis, the use of derivatives had a negative impact on performance across all five Funds.
Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The Funds’ investment in underlying funds subject them to the investment performance (positive or negative), risks and expenses of these underlying funds. There are risks associated with fixed-income investments, including credit risk, interest rate risk, and prepayment and extension risk. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer term securities. Foreign investments subject the Funds to risks, including political, economic, market, social and others within a particular country, as well as to currency instabilities and less stringent financial and accounting standards generally applicable to U.S. issuers. Investing in derivatives is a specialized activity that involves special risks that subject the Funds to significant loss potential, including when used as leverage, and may result in greater fluctuation in Fund value. Asset allocation does not assure a profit or protect against loss. See the Funds’ prospectus for more information on these and other risks.
The views expressed in this report reflect the current views of the respective parties who have contributed to this report. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective

Columbia Capital Allocation Portfolios  | Annual Report 2024

Manager Discussion of Fund Performance (continued)
(Unaudited)
parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.
Columbia Capital Allocation Portfolios  | Annual Report 2024

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the Fund’s allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can also estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the “Effective expenses paid during the period” column.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2023 — January 31, 2024
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Columbia Capital Allocation Conservative Portfolio
Class A	1,000.00	1,000.00	1,038.40	1,022.48	2.77	2.75	0.54	4.98	4.94	0.97
Advisor Class	1,000.00	1,000.00	1,038.90	1,023.79	1.44	1.43	0.28	3.65	3.62	0.71
Class C	1,000.00	1,000.00	1,034.80	1,018.70	6.62	6.56	1.29	8.82	8.75	1.72
Institutional Class	1,000.00	1,000.00	1,039.70	1,023.74	1.49	1.48	0.29	3.70	3.67	0.72
Institutional 2 Class	1,000.00	1,000.00	1,040.20	1,023.89	1.34	1.33	0.26	3.55	3.52	0.69
Institutional 3 Class	1,000.00	1,000.00	1,040.50	1,024.15	1.08	1.07	0.21	3.29	3.27	0.64
Class R	1,000.00	1,000.00	1,037.10	1,021.27	4.00	3.97	0.78	6.21	6.16	1.21

Columbia Capital Allocation Portfolios  | Annual Report 2024

Understanding Your Fund’s Expenses (continued)
(Unaudited)
August 1, 2023 — January 31, 2024
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Columbia Capital Allocation Moderate Conservative Portfolio
Class A	1,000.00	1,000.00	1,041.00	1,023.04	2.21	2.19	0.43	4.78	4.74	0.93
Advisor Class	1,000.00	1,000.00	1,041.70	1,024.30	0.93	0.92	0.18	3.50	3.47	0.68
Class C	1,000.00	1,000.00	1,036.70	1,019.26	6.06	6.01	1.18	8.62	8.55	1.68
Institutional Class	1,000.00	1,000.00	1,042.00	1,024.30	0.93	0.92	0.18	3.50	3.47	0.68
Institutional 2 Class	1,000.00	1,000.00	1,041.80	1,024.35	0.87	0.87	0.17	3.45	3.42	0.67
Institutional 3 Class	1,000.00	1,000.00	1,041.80	1,024.60	0.62	0.61	0.12	3.19	3.16	0.62
Class R	1,000.00	1,000.00	1,039.60	1,021.78	3.50	3.47	0.68	6.07	6.01	1.18
Columbia Capital Allocation Moderate Portfolio
Class A	1,000.00	1,000.00	1,043.40	1,023.24	2.01	1.99	0.39	4.94	4.90	0.96
Advisor Class	1,000.00	1,000.00	1,044.50	1,024.50	0.72	0.71	0.14	3.66	3.62	0.71
Class C	1,000.00	1,000.00	1,038.90	1,019.46	5.86	5.80	1.14	8.79	8.70	1.71
Institutional Class	1,000.00	1,000.00	1,044.80	1,024.50	0.72	0.71	0.14	3.66	3.62	0.71
Institutional 2 Class	1,000.00	1,000.00	1,044.60	1,024.55	0.67	0.66	0.13	3.61	3.57	0.70
Institutional 3 Class	1,000.00	1,000.00	1,044.80	1,024.85	0.36	0.36	0.07	3.30	3.27	0.64
Class R	1,000.00	1,000.00	1,042.30	1,021.98	3.29	3.26	0.64	6.23	6.17	1.21
Columbia Capital Allocation Moderate Aggressive Portfolio
Class A	1,000.00	1,000.00	1,043.60	1,023.19	2.06	2.04	0.40	5.15	5.10	1.00
Advisor Class	1,000.00	1,000.00	1,044.30	1,024.45	0.77	0.77	0.15	3.86	3.83	0.75
Class C	1,000.00	1,000.00	1,039.60	1,019.41	5.91	5.85	1.15	9.00	8.91	1.75
Institutional Class	1,000.00	1,000.00	1,044.10	1,024.45	0.77	0.77	0.15	3.86	3.83	0.75
Institutional 2 Class	1,000.00	1,000.00	1,044.60	1,024.65	0.57	0.56	0.11	3.66	3.62	0.71
Institutional 3 Class	1,000.00	1,000.00	1,045.50	1,024.90	0.31	0.31	0.06	3.40	3.37	0.66
Class R	1,000.00	1,000.00	1,042.30	1,021.93	3.35	3.31	0.65	6.43	6.37	1.25
Columbia Capital Allocation Aggressive Portfolio
Class A	1,000.00	1,000.00	1,043.70	1,023.19	2.06	2.04	0.40	5.25	5.20	1.02
Advisor Class	1,000.00	1,000.00	1,044.70	1,024.45	0.77	0.77	0.15	3.97	3.93	0.77
Class C	1,000.00	1,000.00	1,039.40	1,019.41	5.91	5.85	1.15	9.10	9.01	1.77
Institutional Class	1,000.00	1,000.00	1,044.40	1,024.45	0.77	0.77	0.15	3.97	3.93	0.77
Institutional 2 Class	1,000.00	1,000.00	1,045.00	1,024.55	0.67	0.66	0.13	3.87	3.83	0.75
Institutional 3 Class	1,000.00	1,000.00	1,044.60	1,024.85	0.36	0.36	0.07	3.56	3.52	0.69
Class R	1,000.00	1,000.00	1,041.10	1,021.93	3.34	3.31	0.65	6.53	6.47	1.27
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly to the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund’s most recent shareholder report.
Columbia Capital Allocation Portfolios  | Annual Report 2024

Portfolio of Investments
Columbia Capital Allocation Conservative Portfolio, January 31, 2024
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 19.8%
	Shares	Value ($)
International 5.0%
Columbia Overseas Core Fund, Institutional 3 Class(a)	866,021	8,530,309
U.S. Large Cap 14.0%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	238,587	7,842,367
Columbia Disciplined Core Fund, Institutional 3 Class(a)	504,993	6,792,153
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	39,868	2,538,380
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	362,050	6,799,298
Total		23,972,198
U.S. Small Cap 0.8%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	29,231	669,968
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	29,548	690,538
Total		1,360,506
Total Equity Funds (Cost $33,459,493)		33,863,013

Fixed Income Funds 70.8%

Emerging Markets 2.0%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	373,768	3,461,089
Fixed Income Funds (continued)
	Shares	Value ($)
High Yield 7.6%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	1,203,597	12,938,669
Investment Grade 61.2%
Columbia Bond Fund, Institutional 3 Class(a)	1,166,285	34,603,664
Columbia Corporate Income Fund, Institutional 3 Class(a)	2,218,752	20,301,581
Columbia Quality Income Fund, Institutional 3 Class(a)	1,388,574	24,674,963
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	2,486,478	25,013,974
Total		104,594,182
Total Fixed Income Funds (Cost $137,032,748)		120,993,940

Money Market Funds 9.2%

Columbia Short-Term Cash Fund, 5.541%(a),(c)	15,620,622	15,617,498
Total Money Market Funds (Cost $15,615,143)		15,617,498
Total Investments in Securities (Cost: $186,107,384)		170,474,451
Other Assets & Liabilities, Net		317,191
Net Assets		170,791,642
At January 31, 2024, securities and/or cash totaling $563,019 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	19	03/2024	USD	931,760	—	(3,545)
S&P 500 Index E-mini	9	03/2024	USD	2,191,725	26,338	—
TOPIX Index	18	03/2024	JPY	459,630,000	248,877	—
Total					275,215	(3,545)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
SPI 200 Index	(31)	03/2024	AUD	(5,923,325)	—	(95,668)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | Annual Report 2024

Portfolio of Investments  (continued)
Columbia Capital Allocation Conservative Portfolio, January 31, 2024
Notes to Portfolio of Investments
(a)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended January 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	37,737,062	2,983,668	(6,938,458)	821,392	34,603,664	—	(1,384,320)	1,553,529	1,166,285
Columbia Contrarian Core Fund, Institutional 3 Class
	8,842,910	699,835	(3,397,524)	1,697,146	7,842,367	194,627	(25,479)	53,695	238,587
Columbia Corporate Income Fund, Institutional 3 Class
	35,406,607	2,570,299	(21,646,663)	3,971,338	20,301,581	—	(4,000,771)	1,434,747	2,218,752
Columbia Disciplined Core Fund, Institutional 3 Class
	8,893,027	983,655	(3,648,519)	563,990	6,792,153	241,164	531,911	81,772	504,993
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	2,615,925	1,679,229	(1,023,932)	189,867	3,461,089	—	(190,733)	146,950	373,768
Columbia High Yield Bond Fund, Institutional 3 Class
	10,638,764	4,889,798	(3,198,117)	608,224	12,938,669	—	(426,909)	599,116	1,203,597
Columbia Large Cap Growth Fund, Institutional 3 Class
	—	2,583,453	(12,780)	(32,293)	2,538,380	—	89	—	39,868
Columbia Overseas Core Fund, Institutional 3 Class
	8,623,769	1,566,425	(1,734,773)	74,888	8,530,309	—	12,349	387,605	866,021
Columbia Quality Income Fund, Institutional 3 Class
	23,402,078	5,292,560	(4,240,974)	221,299	24,674,963	—	(951,591)	904,105	1,388,574
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	8,864,346	905,789	(3,694,599)	723,762	6,799,298	327,927	640,753	87,924	362,050
Columbia Select Small Cap Value Fund, Institutional 3 Class
	1,240,136	253,632	(797,197)	(26,603)	669,968	47,529	(31,215)	9,367	29,231
Columbia Short-Term Cash Fund, 5.541%
	14,430,603	7,559,374	(6,376,900)	4,421	15,617,498	—	(1,570)	747,076	15,620,622
Columbia Small Cap Growth Fund, Institutional 3 Class
	1,238,187	—	(856,393)	308,744	690,538	—	(159,551)	—	29,548
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	26,271,294	3,166,429	(4,485,014)	61,265	25,013,974	—	(541,721)	675,522	2,486,478
Total	188,204,708			9,187,440	170,474,451	811,247	(6,528,758)	6,681,408

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at January 31, 2024.
Currency Legend
AUD	Australian Dollar
JPY	Japanese Yen
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | Annual Report 2024

Portfolio of Investments  (continued)
Columbia Capital Allocation Conservative Portfolio, January 31, 2024
Fair value measurements   (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Equity Funds	33,863,013	—	—	33,863,013
Fixed Income Funds	120,993,940	—	—	120,993,940
Money Market Funds	15,617,498	—	—	15,617,498
Total Investments in Securities	170,474,451	—	—	170,474,451
Investments in Derivatives
Asset
Futures Contracts	275,215	—	—	275,215
Liability
Futures Contracts	(99,213)	—	—	(99,213)
Total	170,650,453	—	—	170,650,453
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | Annual Report 2024

Portfolio of Investments
Columbia Capital Allocation Moderate Conservative Portfolio, January 31, 2024
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 34.8%
	Shares	Value ($)
International 8.9%
Columbia Overseas Core Fund, Institutional 3 Class(a)	3,206,384	31,582,883
U.S. Large Cap 24.5%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	815,304	26,799,030
Columbia Disciplined Core Fund, Institutional 3 Class(a)	1,960,608	26,370,177
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	109,572	6,976,472
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	1,409,437	26,469,233
Total		86,614,912
U.S. Small Cap 1.4%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	105,103	2,408,962
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	106,117	2,479,957
Total		4,888,919
Total Equity Funds (Cost $118,992,871)		123,086,714

Fixed Income Funds 60.3%

Emerging Markets 1.5%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	576,751	5,340,712
Fixed Income Funds (continued)
	Shares	Value ($)
High Yield 8.0%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	2,646,403	28,448,829
Investment Grade 50.8%
Columbia Bond Fund, Institutional 3 Class(a)	1,805,068	53,556,382
Columbia Corporate Income Fund, Institutional 3 Class(a)	4,124,925	37,743,062
Columbia Quality Income Fund, Institutional 3 Class(a)	2,530,143	44,960,645
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	4,333,550	43,595,510
Total		179,855,599
Total Fixed Income Funds (Cost $244,793,993)		213,645,140

Money Market Funds 4.6%

Columbia Short-Term Cash Fund, 5.541%(a),(c)	16,338,249	16,334,981
Total Money Market Funds (Cost $16,334,466)		16,334,981
Total Investments in Securities (Cost: $380,121,330)		353,066,835
Other Assets & Liabilities, Net		1,232,677
Net Assets		354,299,512
At January 31, 2024, securities and/or cash totaling $1,532,501 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	76	03/2024	USD	3,727,040	—	(14,179)
S&P 500 Index E-mini	26	03/2024	USD	6,331,650	18,439	—
TOPIX Index	41	03/2024	JPY	1,046,935,000	566,887	—
Total					585,326	(14,179)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
SPI 200 Index	(86)	03/2024	AUD	(16,432,450)	—	(237,288)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | Annual Report 2024

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, January 31, 2024
Notes to Portfolio of Investments
(a)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended January 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	52,222,894	7,917,388	(7,369,634)	785,734	53,556,382	—	(1,426,425)	2,141,763	1,805,068
Columbia Contrarian Core Fund, Institutional 3 Class
	32,111,602	1,027,950	(12,338,782)	5,998,260	26,799,030	703,170	(6,447)	193,995	815,304
Columbia Corporate Income Fund, Institutional 3 Class
	66,641,387	2,938,395	(38,871,452)	7,034,732	37,743,062	—	(7,084,122)	2,650,957	4,124,925
Columbia Disciplined Core Fund, Institutional 3 Class
	32,177,099	1,321,580	(10,163,184)	3,034,682	26,370,177	869,768	862,873	294,916	1,960,608
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	5,821,593	379,717	(1,070,120)	209,522	5,340,712	—	(232,492)	296,979	576,751
Columbia High Yield Bond Fund, Institutional 3 Class
	26,020,091	6,098,152	(4,777,106)	1,107,692	28,448,829	—	(639,946)	1,440,379	2,646,403
Columbia Large Cap Growth Fund, Institutional 3 Class
	—	7,086,000	(20,774)	(88,754)	6,976,472	—	114	—	109,572
Columbia Overseas Core Fund, Institutional 3 Class
	33,048,588	3,338,710	(4,806,423)	2,008	31,582,883	—	357,631	1,477,745	3,206,384
Columbia Quality Income Fund, Institutional 3 Class
	48,373,616	2,706,211	(5,938,175)	(181,007)	44,960,645	—	(1,337,095)	1,839,464	2,530,143
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	31,893,372	1,621,534	(10,481,294)	3,435,621	26,469,233	1,182,441	1,556,870	317,093	1,409,437
Columbia Select Small Cap Value Fund, Institutional 3 Class
	4,158,838	366,973	(1,848,196)	(268,653)	2,408,962	165,808	75,044	32,677	105,103
Columbia Short-Term Cash Fund, 5.541%
	7,479,266	21,689,778	(12,834,224)	161	16,334,981	—	1,023	343,328	16,338,249
Columbia Small Cap Growth Fund, Institutional 3 Class
	3,932,149	—	(2,709,764)	1,257,572	2,479,957	—	(784,761)	—	106,117
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	44,376,181	4,470,740	(5,089,915)	(161,496)	43,595,510	—	(577,520)	1,134,310	4,333,550
Total	388,256,676			22,166,074	353,066,835	2,921,187	(9,235,253)	12,163,606

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at January 31, 2024.
Currency Legend
AUD	Australian Dollar
JPY	Japanese Yen
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | Annual Report 2024

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, January 31, 2024
Fair value measurements   (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Equity Funds	123,086,714	—	—	123,086,714
Fixed Income Funds	213,645,140	—	—	213,645,140
Money Market Funds	16,334,981	—	—	16,334,981
Total Investments in Securities	353,066,835	—	—	353,066,835
Investments in Derivatives
Asset
Futures Contracts	585,326	—	—	585,326
Liability
Futures Contracts	(251,467)	—	—	(251,467)
Total	353,400,694	—	—	353,400,694
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | Annual Report 2024

Portfolio of Investments
Columbia Capital Allocation Moderate Portfolio, January 31, 2024
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 49.7%
	Shares	Value ($)
International 12.8%
Columbia Emerging Markets Fund, Institutional 3 Class(a),(b)	1,750,793	21,202,105
Columbia Overseas Core Fund, Institutional 3 Class(a)	12,114,978	119,332,533
Total		140,534,638
U.S. Large Cap 34.9%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	2,905,157	95,492,488
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	1,711,384	108,963,836
Columbia Large Cap Value Fund, Institutional 3 Class(a)	5,210,900	81,863,237
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	5,093,815	95,661,849
Total		381,981,410
U.S. Small Cap 2.0%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	462,888	10,609,395
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	467,990	10,936,923
Total		21,546,318
Total Equity Funds (Cost $525,103,144)		544,062,366

Fixed Income Funds 48.3%

Emerging Markets 1.5%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	1,777,824	16,462,648
Fixed Income Funds (continued)
	Shares	Value ($)
High Yield 10.5%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	10,734,419	115,395,006
Investment Grade 36.3%
Columbia Bond Fund, Institutional 3 Class(a)	4,462,246	132,394,833
Columbia Corporate Income Fund, Institutional 3 Class(a)	9,426,505	86,252,526
Columbia Quality Income Fund, Institutional 3 Class(a)	6,050,628	107,519,666
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	6,993,900	70,358,631
Total		396,525,656
Total Fixed Income Funds (Cost $611,479,977)		528,383,310

Money Market Funds 1.5%

Columbia Short-Term Cash Fund, 5.541%(a),(c)	15,945,087	15,941,898
Total Money Market Funds (Cost $15,941,317)		15,941,898
Total Investments in Securities (Cost: $1,152,524,438)		1,088,387,574
Other Assets & Liabilities, Net		5,419,984
Net Assets		1,093,807,558
At January 31, 2024, securities and/or cash totaling $6,279,767 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	358	03/2024	USD	17,556,320	—	(66,788)
S&P 500 Index E-mini	98	03/2024	USD	23,865,450	324,372	—
TOPIX Index	143	03/2024	JPY	3,651,505,000	1,977,191	—
U.S. Treasury 10-Year Note	197	03/2024	USD	22,128,641	698,311	—
Total					2,999,874	(66,788)

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | Annual Report 2024

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Portfolio, January 31, 2024
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
SPI 200 Index	(333)	03/2024	AUD	(63,627,975)	—	(1,022,543)
Notes to Portfolio of Investments
(a)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended January 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	125,301,271	19,966,449	(14,151,556)	1,278,669	132,394,833	—	(2,771,167)	5,213,194	4,462,246
Columbia Contrarian Core Fund, Institutional 3 Class
	105,470,086	3,049,293	(26,838,263)	13,811,372	95,492,488	2,389,942	6,378,038	659,352	2,905,157
Columbia Corporate Income Fund, Institutional 3 Class
	125,490,869	5,317,711	(55,353,891)	10,797,837	86,252,526	—	(10,667,556)	5,135,939	9,426,505
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	20,763,541	1,051,541	(6,473,516)	1,121,082	16,462,648	—	(1,199,618)	1,049,155	1,777,824
Columbia Emerging Markets Fund, Institutional 3 Class
	20,380,808	2,878,363	(902,946)	(1,154,120)	21,202,105	—	269,131	—	1,750,793
Columbia High Yield Bond Fund, Institutional 3 Class
	119,659,048	9,906,300	(18,915,467)	4,745,125	115,395,006	—	(2,550,992)	6,730,879	10,734,419
Columbia Large Cap Growth Fund, Institutional 3 Class
	102,285,878	18,239,066	(37,747,657)	26,186,549	108,963,836	3,940,752	1,681,039	—	1,711,384
Columbia Large Cap Value Fund, Institutional 3 Class
	94,926,217	5,527,662	(17,015,185)	(1,575,457)	81,863,237	3,326,505	1,221,557	1,779,154	5,210,900
Columbia Overseas Core Fund, Institutional 3 Class
	124,949,425	10,628,269	(18,228,849)	1,983,688	119,332,533	—	(675,106)	5,607,570	12,114,978
Columbia Quality Income Fund, Institutional 3 Class
	107,832,359	10,965,150	(9,919,750)	(1,358,093)	107,519,666	—	(1,848,420)	4,154,498	6,050,628
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	102,282,274	5,102,655	(21,766,536)	10,043,456	95,661,849	4,023,597	6,759,492	1,079,054	5,093,815
Columbia Select Small Cap Value Fund, Institutional 3 Class
	16,891,197	1,084,753	(5,332,823)	(2,033,732)	10,609,395	734,123	1,135,823	144,678	462,888
Columbia Short-Term Cash Fund, 5.541%
	27,926,339	56,631,451	(68,615,500)	(392)	15,941,898	—	4,017	1,178,116	15,945,087
Columbia Small Cap Growth Fund, Institutional 3 Class
	15,170,819	—	(7,439,726)	3,205,830	10,936,923	—	(1,385,406)	—	467,990
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	53,725,327	22,819,076	(6,632,378)	446,606	70,358,631	—	(1,104,505)	1,367,698	6,993,900
Total	1,163,055,458			67,498,420	1,088,387,574	14,414,919	(4,753,673)	34,099,287

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at January 31, 2024.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | Annual Report 2024

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Portfolio, January 31, 2024
Currency Legend
AUD	Australian Dollar
JPY	Japanese Yen
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Equity Funds	544,062,366	—	—	544,062,366
Fixed Income Funds	528,383,310	—	—	528,383,310
Money Market Funds	15,941,898	—	—	15,941,898
Total Investments in Securities	1,088,387,574	—	—	1,088,387,574
Investments in Derivatives
Asset
Futures Contracts	2,999,874	—	—	2,999,874
Liability
Futures Contracts	(1,089,331)	—	—	(1,089,331)
Total	1,090,298,117	—	—	1,090,298,117
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | Annual Report 2024

Portfolio of Investments
Columbia Capital Allocation Moderate Aggressive Portfolio, January 31, 2024
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 64.9%
	Shares	Value ($)
International 15.8%
Columbia Emerging Markets Fund, Institutional 3 Class(a),(b)	5,403,445	65,435,723
Columbia Overseas Core Fund, Institutional 3 Class(a)	20,422,054	201,157,229
Total		266,592,952
U.S. Large Cap 46.5%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	6,090,320	200,188,812
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	3,584,060	228,197,118
Columbia Large Cap Value Fund, Institutional 3 Class(a)	10,731,920	168,598,456
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	9,919,850	186,294,792
Total		783,279,178
U.S. Small Cap 2.6%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	942,499	21,602,077
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	959,125	22,414,756
Total		44,016,833
Total Equity Funds (Cost $1,048,461,032)		1,093,888,963

Fixed Income Funds 33.2%

Emerging Markets 1.0%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	1,834,763	16,989,911
Fixed Income Funds (continued)
	Shares	Value ($)
High Yield 9.0%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	14,216,626	152,828,727
Investment Grade 23.2%
Columbia Bond Fund, Institutional 3 Class(a)	4,600,750	136,504,259
Columbia Corporate Income Fund, Institutional 3 Class(a)	9,974,273	91,264,600
Columbia Quality Income Fund, Institutional 3 Class(a)	6,124,380	108,830,224
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	5,388,353	54,206,831
Total		390,805,914
Total Fixed Income Funds (Cost $639,507,691)		560,624,552

Money Market Funds 1.3%

Columbia Short-Term Cash Fund, 5.541%(a),(c)	22,320,752	22,316,287
Total Money Market Funds (Cost $22,315,709)		22,316,287
Total Investments in Securities (Cost: $1,710,284,432)		1,676,829,802
Other Assets & Liabilities, Net		10,094,830
Net Assets		1,686,924,632
At January 31, 2024, securities and/or cash totaling $11,483,093 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	658	03/2024	USD	32,268,320	—	(122,757)
S&P 500 Index E-mini	198	03/2024	USD	48,217,950	561,568	—
TOPIX Index	241	03/2024	JPY	6,153,935,000	3,332,189	—
U.S. Treasury 10-Year Note	304	03/2024	USD	34,147,750	1,077,596	—
Total					4,971,353	(122,757)

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | Annual Report 2024

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, January 31, 2024
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
SPI 200 Index	(616)	03/2024	AUD	(117,702,200)	—	(1,716,981)
Notes to Portfolio of Investments
(a)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended January 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	88,797,490	54,640,384	(8,111,483)	1,177,868	136,504,259	—	(1,515,536)	3,702,853	4,600,750
Columbia Contrarian Core Fund, Institutional 3 Class
	207,126,463	6,263,976	(42,894,493)	29,692,866	200,188,812	4,909,510	11,251,537	1,354,466	6,090,320
Columbia Corporate Income Fund, Institutional 3 Class
	144,903,760	5,961,352	(67,354,924)	7,754,412	91,264,600	—	(7,570,405)	5,956,897	9,974,273
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	—	16,952,943	(18,355)	55,323	16,989,911	—	60	85,943	1,834,763
Columbia Emerging Markets Fund, Institutional 3 Class
	58,586,889	9,512,556	(28,228)	(2,635,494)	65,435,723	—	10,255	—	5,403,445
Columbia High Yield Bond Fund, Institutional 3 Class
	153,559,664	13,659,562	(19,365,251)	4,974,752	152,828,727	—	(2,039,869)	8,727,555	14,216,626
Columbia Large Cap Growth Fund, Institutional 3 Class
	203,474,470	33,288,772	(62,853,167)	54,287,043	228,197,118	8,228,757	3,391,091	—	3,584,060
Columbia Large Cap Value Fund, Institutional 3 Class
	184,163,153	10,438,991	(23,698,125)	(2,305,563)	168,598,456	6,772,160	1,694,502	3,510,444	10,731,920
Columbia Overseas Core Fund, Institutional 3 Class
	206,014,389	13,505,035	(21,446,303)	3,084,108	201,157,229	—	(967,945)	9,421,760	20,422,054
Columbia Quality Income Fund, Institutional 3 Class
	119,859,422	4,739,376	(15,440,511)	(328,063)	108,830,224	—	(3,446,464)	4,689,861	6,124,380
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	200,676,584	10,503,669	(44,846,309)	19,960,848	186,294,792	8,236,381	14,118,408	2,208,895	9,919,850
Columbia Select Small Cap Value Fund, Institutional 3 Class
	35,585,435	1,760,602	(12,297,640)	(3,446,320)	21,602,077	1,454,728	1,660,104	286,693	942,499
Columbia Short-Term Cash Fund, 5.541%
	39,882,906	88,012,039	(105,579,342)	684	22,316,287	—	4,142	1,561,075	22,320,752
Columbia Small Cap Growth Fund, Institutional 3 Class
	26,195,247	—	(7,998,211)	4,217,720	22,414,756	—	(1,085,687)	—	959,125
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	53,559,404	1,863,854	(415,131)	(801,296)	54,206,831	—	(79,776)	1,447,831	5,388,353
Total	1,722,385,276			115,688,888	1,676,829,802	29,601,536	15,424,417	42,954,273

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at January 31, 2024.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | Annual Report 2024

Portfolio of Investments  (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, January 31, 2024
Currency Legend
AUD	Australian Dollar
JPY	Japanese Yen
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Equity Funds	1,093,888,963	—	—	1,093,888,963
Fixed Income Funds	560,624,552	—	—	560,624,552
Money Market Funds	22,316,287	—	—	22,316,287
Total Investments in Securities	1,676,829,802	—	—	1,676,829,802
Investments in Derivatives
Asset
Futures Contracts	4,971,353	—	—	4,971,353
Liability
Futures Contracts	(1,839,738)	—	—	(1,839,738)
Total	1,679,961,417	—	—	1,679,961,417
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | Annual Report 2024

Portfolio of Investments
Columbia Capital Allocation Aggressive Portfolio, January 31, 2024
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 80.0%
	Shares	Value ($)
International 19.7%
Columbia Emerging Markets Fund, Institutional 3 Class(a),(b)	5,965,995	72,248,203
Columbia Overseas Core Fund, Institutional 3 Class(a)	17,513,809	172,511,015
Total		244,759,218
U.S. Large Cap 57.1%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	5,613,700	184,522,329
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	3,124,879	198,961,022
Columbia Large Cap Value Fund, Institutional 3 Class(a)	9,088,430	142,779,229
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	9,750,684	183,117,852
Total		709,380,432
U.S. Small Cap 3.2%
Columbia Select Small Cap Value Fund, Institutional 3 Class(a)	855,774	19,614,341
Columbia Small Cap Growth Fund, Institutional 3 Class(a),(b)	876,351	20,480,322
Total		40,094,663
Total Equity Funds (Cost $919,421,184)		994,234,313

Fixed Income Funds 18.2%

Emerging Markets 0.5%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	674,839	6,249,013
Fixed Income Funds (continued)
	Shares	Value ($)
High Yield 7.1%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	8,131,174	87,410,118
Investment Grade 10.6%
Columbia Corporate Income Fund, Institutional 3 Class(a)	5,208,043	47,653,593
Columbia Quality Income Fund, Institutional 3 Class(a)	3,407,076	60,543,745
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	2,372,697	23,869,328
Total		132,066,666
Total Fixed Income Funds (Cost $230,340,886)		225,725,797

Money Market Funds 1.1%

Columbia Short-Term Cash Fund, 5.541%(a),(c)	14,354,247	14,351,376
Total Money Market Funds (Cost $14,350,825)		14,351,376
Total Investments in Securities (Cost: $1,164,112,895)		1,234,311,486
Other Assets & Liabilities, Net		8,705,892
Net Assets		1,243,017,378
At January 31, 2024, securities and/or cash totaling $9,816,081 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	640	03/2024	USD	31,385,600	—	(119,398)
S&P 500 Index E-mini	173	03/2024	USD	42,129,825	1,292,164	—
TOPIX Index	193	03/2024	JPY	4,928,255,000	2,668,517	—
U.S. Treasury 10-Year Note	224	03/2024	USD	25,161,500	241,130	—
Total					4,201,811	(119,398)

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | Annual Report 2024

Portfolio of Investments  (continued)
Columbia Capital Allocation Aggressive Portfolio, January 31, 2024
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
SPI 200 Index	(530)	03/2024	AUD	(101,269,750)	—	(1,534,028)
Notes to Portfolio of Investments
(a)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended January 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	151,280,402	5,969,365	(186,312,974)	29,063,207	—	—	(33,029,439)	6,264,461	—
Columbia Contrarian Core Fund, Institutional 3 Class
	169,876,891	15,123,280	(29,928,657)	29,450,815	184,522,329	4,082,079	3,984,715	1,126,189	5,613,700
Columbia Corporate Income Fund, Institutional 3 Class
	—	47,146,219	(12,941)	520,315	47,653,593	—	143	39,855	5,208,043
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	—	6,229,860	(1,200)	20,353	6,249,013	—	4	31,571	674,839
Columbia Emerging Markets Fund, Institutional 3 Class
	61,017,244	14,212,730	(148,686)	(2,833,085)	72,248,203	—	53,046	—	5,965,995
Columbia High Yield Bond Fund, Institutional 3 Class
	89,805,542	5,249,494	(10,294,883)	2,649,965	87,410,118	—	(854,490)	5,191,708	8,131,174
Columbia Large Cap Growth Fund, Institutional 3 Class
	170,680,169	31,129,883	(46,214,174)	43,365,144	198,961,022	7,077,878	4,975,727	—	3,124,879
Columbia Large Cap Value Fund, Institutional 3 Class
	151,188,695	9,907,662	(16,689,233)	(1,627,895)	142,779,229	5,650,650	1,131,411	2,903,993	9,088,430
Columbia Overseas Core Fund, Institutional 3 Class
	169,009,313	12,003,960	(10,457,663)	1,955,405	172,511,015	—	9,154	8,121,968	17,513,809
Columbia Quality Income Fund, Institutional 3 Class
	8,877,423	51,033,290	(26,331)	659,363	60,543,745	—	715	395,424	3,407,076
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	163,094,521	16,889,573	(17,133,722)	20,267,480	183,117,852	6,792,741	7,596,241	1,822,474	9,750,684
Columbia Select Small Cap Value Fund, Institutional 3 Class
	30,642,339	2,003,586	(8,058,613)	(4,972,971)	19,614,341	1,318,079	3,345,050	259,762	855,774
Columbia Short-Term Cash Fund, 5.541%
	37,245,247	75,599,365	(98,494,709)	1,473	14,351,376	—	5,554	1,772,731	14,354,247
Columbia Small Cap Growth Fund, Institutional 3 Class
	21,365,666	1,892	(2,594,507)	1,707,271	20,480,322	—	839,624	—	876,351
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	—	23,569,084	(8,002)	308,246	23,869,328	—	105	14,258	2,372,697
Total	1,224,083,452			120,535,086	1,234,311,486	24,921,427	(11,942,440)	27,944,394

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at January 31, 2024.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | Annual Report 2024

Portfolio of Investments  (continued)
Columbia Capital Allocation Aggressive Portfolio, January 31, 2024
Currency Legend
AUD	Australian Dollar
JPY	Japanese Yen
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Equity Funds	994,234,313	—	—	994,234,313
Fixed Income Funds	225,725,797	—	—	225,725,797
Money Market Funds	14,351,376	—	—	14,351,376
Total Investments in Securities	1,234,311,486	—	—	1,234,311,486
Investments in Derivatives
Asset
Futures Contracts	4,201,811	—	—	4,201,811
Liability
Futures Contracts	(1,653,426)	—	—	(1,653,426)
Total	1,236,859,871	—	—	1,236,859,871
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | Annual Report 2024

Statement of Assets and Liabilities
January 31, 2024

	Columbia Capital Allocation Conservative Portfolio	Columbia Capital Allocation Moderate Conservative Portfolio	Columbia Capital Allocation Moderate Portfolio
Assets
Investments in securities, at value
Affiliated issuers (cost $186,107,384, $380,121,330, $1,152,524,438, respectively)	$170,474,451	$353,066,835	$1,088,387,574
Margin deposits on:
Futures contracts	563,019	1,532,501	6,279,767
Receivable for:
Investments sold	330,593	226,690	916,908
Capital shares sold	112,798	74,879	306,411
Dividends	503,949	827,165	2,054,957
Foreign tax reclaims	7,215	17,225	10,542
Variation margin for futures contracts	40,359	91,928	459,144
Prepaid expenses	5,290	6,401	10,469
Total assets	172,037,674	355,843,624	1,098,425,772
Liabilities
Payable for:
Investments purchased	435,386	788,496	1,950,985
Capital shares redeemed	592,031	386,047	1,503,288
Variation margin for futures contracts	80,471	234,269	915,143
Management services fees	341	472	956
Distribution and/or service fees	1,253	2,751	8,465
Transfer agent fees	16,935	24,017	76,169
Compensation of chief compliance officer	33	67	206
Compensation of board members	1,346	1,574	2,521
Other expenses	25,543	28,440	42,846
Deferred compensation of board members	92,693	77,979	117,635
Total liabilities	1,246,032	1,544,112	4,618,214
Net assets applicable to outstanding capital stock	$170,791,642	$354,299,512	$1,093,807,558
Represented by
Paid in capital	194,646,155	392,823,052	1,161,333,914
Total distributable earnings (loss)	(23,854,513)	(38,523,540)	(67,526,356)
Total - representing net assets applicable to outstanding capital stock	$170,791,642	$354,299,512	$1,093,807,558
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | Annual Report 2024

Statement of Assets and Liabilities (continued)
January 31, 2024
	Columbia Capital Allocation Conservative Portfolio	Columbia Capital Allocation Moderate Conservative Portfolio	Columbia Capital Allocation Moderate Portfolio
Class A
Net assets	$142,612,819	$313,865,593	$979,753,328
Shares outstanding	15,864,731	33,009,629	98,073,194
Net asset value per share	$8.99	$9.51	$9.99
Maximum sales charge	4.75%	5.75%	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$9.44	$10.09	$10.60
Advisor Class
Net assets	$5,988,419	$3,565,431	$13,076,830
Shares outstanding	671,961	379,765	1,334,610
Net asset value per share	$8.91	$9.39	$9.80
Class C
Net assets	$9,737,286	$21,219,175	$60,822,163
Shares outstanding	1,090,701	2,274,803	6,159,924
Net asset value per share	$8.93	$9.33	$9.87
Institutional Class
Net assets	$8,188,819	$12,187,720	$20,026,244
Shares outstanding	911,760	1,308,220	2,008,344
Net asset value per share	$8.98	$9.32	$9.97
Institutional 2 Class
Net assets	$514,003	$997,484	$2,423,737
Shares outstanding	57,688	106,396	247,405
Net asset value per share	$8.91	$9.38	$9.80
Institutional 3 Class
Net assets	$3,173,924	$1,192,994	$13,995,161
Shares outstanding	356,791	129,729	1,427,372
Net asset value per share	$8.90	$9.20	$9.80
Class R
Net assets	$576,372	$1,271,115	$3,710,095
Shares outstanding	64,171	133,377	372,861
Net asset value per share	$8.98	$9.53	$9.95
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | Annual Report 2024

Statement of Assets and Liabilities (continued)
January 31, 2024

	Columbia Capital Allocation Moderate Aggressive Portfolio	Columbia Capital Allocation Aggressive Portfolio
Assets
Investments in securities, at value
Affiliated issuers (cost $1,710,284,432, $1,164,112,895, respectively)	$1,676,829,802	$1,234,311,486
Foreign currency (cost $900, $—, respectively)	892	—
Margin deposits on:
Futures contracts	11,483,093	9,816,081
Receivable for:
Investments sold	661,121	213,195
Capital shares sold	622,800	446,031
Dividends	2,287,839	1,156,090
Foreign tax reclaims	7,510	18,622
Variation margin for futures contracts	754,109	590,236
Prepaid expenses	13,056	10,360
Total assets	1,692,660,222	1,246,562,101
Liabilities
Due to custodian	—	438,592
Payable for:
Investments purchased	2,151,907	570,696
Capital shares redeemed	1,381,749	690,250
Variation margin for futures contracts	1,758,901	1,545,767
Management services fees	1,452	1,052
Distribution and/or service fees	12,287	9,221
Transfer agent fees	145,462	103,797
Compensation of chief compliance officer	314	231
Compensation of board members	3,247	2,681
Other expenses	50,218	41,489
Deferred compensation of board members	230,053	140,947
Total liabilities	5,735,590	3,544,723
Net assets applicable to outstanding capital stock	$1,686,924,632	$1,243,017,378
Represented by
Paid in capital	1,697,491,442	1,174,082,711
Total distributable earnings (loss)	(10,566,810)	68,934,667
Total - representing net assets applicable to outstanding capital stock	$1,686,924,632	$1,243,017,378
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | Annual Report 2024

Statement of Assets and Liabilities (continued)
January 31, 2024
	Columbia Capital Allocation Moderate Aggressive Portfolio	Columbia Capital Allocation Aggressive Portfolio
Class A
Net assets	$1,470,256,536	$1,065,222,543
Shares outstanding	132,630,251	89,308,756
Net asset value per share	$11.09	$11.93
Maximum sales charge	5.75%	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$11.77	$12.66
Advisor Class
Net assets	$18,367,848	$26,223,182
Shares outstanding	1,634,180	2,269,067
Net asset value per share	$11.24	$11.56
Class C
Net assets	$69,736,354	$60,894,817
Shares outstanding	6,273,614	5,306,048
Net asset value per share	$11.12	$11.48
Institutional Class
Net assets	$85,467,714	$31,127,189
Shares outstanding	7,733,401	2,626,588
Net asset value per share	$11.05	$11.85
Institutional 2 Class
Net assets	$5,693,793	$4,648,775
Shares outstanding	507,317	402,637
Net asset value per share	$11.22	$11.55
Institutional 3 Class
Net assets	$21,033,483	$42,488,346
Shares outstanding	1,944,676	3,684,074
Net asset value per share	$10.82	$11.53
Class R
Net assets	$16,368,904	$12,412,526
Shares outstanding	1,477,982	1,054,240
Net asset value per share	$11.08	$11.77
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | Annual Report 2024

Statement of Operations
Year Ended January 31, 2024

	Columbia Capital Allocation Conservative Portfolio	Columbia Capital Allocation Moderate Conservative Portfolio	Columbia Capital Allocation Moderate Portfolio
Net investment income
Income:
Dividends — affiliated issuers	$6,681,408	$12,163,606	$34,099,287
Other Income	22,735	56,264	228,391
Foreign taxes withheld	(315)	—	—
Total income	6,703,828	12,219,870	34,327,678
Expenses:
Management services fees	119,097	118,501	386,838
Distribution and/or service fees
Class A	368,427	792,308	2,447,097
Class C	106,093	227,157	639,784
Class R	3,578	6,767	19,565
Transfer agent fees
Class A	137,526	257,679	749,885
Advisor Class	6,070	2,850	8,671
Class C	9,897	18,484	49,018
Institutional Class	7,906	9,859	17,903
Institutional 2 Class	342	688	1,381
Institutional 3 Class	827	815	2,464
Class R	665	1,103	2,998
Custodian fees	19,930	20,719	22,772
Printing and postage fees	21,233	40,646	69,148
Registration fees	96,378	94,304	111,254
Accounting services fees	26,993	26,993	26,993
Legal fees	14,069	16,353	25,662
Interest on collateral	—	—	96
Compensation of chief compliance officer	33	67	207
Compensation of board members	12,917	15,321	25,023
Deferred compensation of board members	17,726	15,973	24,427
Other	13,542	16,520	26,547
Total expenses	983,249	1,683,107	4,657,733
Expense reduction	(100)	(40)	(64)
Total net expenses	983,149	1,683,067	4,657,669
Net investment income	5,720,679	10,536,803	29,670,009
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	955	1,599	7,860
Investments — affiliated issuers	(6,528,758)	(9,235,253)	(4,753,673)
Capital gain distributions from underlying affiliated funds	811,247	2,921,187	14,414,919
Foreign currency translations	2,070	127	29,866
Futures contracts	(466,245)	(1,414,852)	(7,872,578)
Swap contracts	(639,530)	(1,535,202)	(5,079,466)
Net realized loss	(6,820,261)	(9,262,394)	(3,253,072)
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated issuers	9,187,440	22,166,074	67,498,420
Foreign currency translations	(196)	726	429
Futures contracts	36,878	(83,575)	188,503
Swap contracts	437,595	1,011,622	3,608,366
Net change in unrealized appreciation (depreciation)	9,661,717	23,094,847	71,295,718
Net realized and unrealized gain	2,841,456	13,832,453	68,042,646
Net increase in net assets resulting from operations	$8,562,135	$24,369,256	$97,712,655
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | Annual Report 2024

Statement of Operations (continued)
Year Ended January 31, 2024

	Columbia Capital Allocation Moderate Aggressive Portfolio	Columbia Capital Allocation Aggressive Portfolio
Net investment income
Income:
Dividends — affiliated issuers	$42,954,273	$27,944,394
Other Income	427,270	329,056
Foreign taxes withheld	—	(1,281)
Total income	43,381,543	28,272,169
Expenses:
Management services fees	557,102	474,431
Distribution and/or service fees
Class A	3,454,968	2,563,487
Class C	708,637	596,800
Class R	78,249	56,743
Class V	143,271	—
Transfer agent fees
Class A	1,343,918	909,651
Advisor Class	28,289	21,226
Class C	68,990	52,956
Institutional Class	80,394	27,149
Institutional 2 Class	2,809	2,775
Institutional 3 Class	2,183	3,757
Class R	15,227	10,062
Class V	55,757	—
Custodian fees	26,831	21,115
Printing and postage fees	93,222	68,793
Registration fees	116,761	119,141
Accounting services fees	26,993	26,993
Legal fees	32,714	26,967
Interest on collateral	508	258
Compensation of chief compliance officer	316	231
Compensation of board members	32,269	26,230
Deferred compensation of board members	43,623	28,198
Other	34,495	26,670
Total expenses	6,947,526	5,063,633
Expense reduction	(5,287)	(318)
Total net expenses	6,942,239	5,063,315
Net investment income	36,439,304	23,208,854
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | Annual Report 2024

Statement of Operations (continued)
Year Ended January 31, 2024
	Columbia Capital Allocation Moderate Aggressive Portfolio	Columbia Capital Allocation Aggressive Portfolio
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	$10,842	$18,154
Investments — affiliated issuers	15,424,417	(11,942,440)
Capital gain distributions from underlying affiliated funds	29,601,536	24,921,427
Foreign currency translations	43,401	57,189
Futures contracts	(14,076,537)	(3,277,289)
Swap contracts	(4,793,852)	(3,221,199)
Net realized gain	26,209,807	6,555,842
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated issuers	115,688,888	120,535,086
Foreign currency translations	322	713
Futures contracts	(784,275)	(1,505,099)
Swap contracts	3,494,864	2,335,904
Net change in unrealized appreciation (depreciation)	118,399,799	121,366,604
Net realized and unrealized gain	144,609,606	127,922,446
Net increase in net assets resulting from operations	$181,048,910	$151,131,300
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | Annual Report 2024

Statement of Changes in Net Assets

	Columbia Capital Allocation Conservative Portfolio		Columbia Capital Allocation Moderate Conservative Portfolio
	Year Ended January 31, 2024	Year Ended January 31, 2023	Year Ended January 31, 2024	Year Ended January 31, 2023
Operations
Net investment income	$5,720,679	$3,899,001	$10,536,803	$7,223,688
Net realized gain (loss)	(6,820,261)	(1,491,369)	(9,262,394)	3,320,087
Net change in unrealized appreciation (depreciation)	9,661,717	(24,138,111)	23,094,847	(55,904,909)
Net increase (decrease) in net assets resulting from operations	8,562,135	(21,730,479)	24,369,256	(45,361,134)
Distributions to shareholders
Net investment income and net realized gains
Class A	(4,742,066)	(6,990,839)	(12,626,628)	(21,088,741)
Advisor Class	(245,828)	(231,730)	(150,830)	(219,789)
Class C	(262,873)	(496,731)	(740,256)	(1,526,085)
Institutional Class	(297,622)	(501,726)	(522,301)	(836,815)
Institutional 2 Class	(17,204)	(24,828)	(38,652)	(171,494)
Institutional 3 Class	(132,988)	(357,750)	(196,824)	(451,279)
Class R	(21,147)	(31,496)	(48,071)	(90,226)
Total distributions to shareholders	(5,719,728)	(8,635,100)	(14,323,562)	(24,384,429)
Decrease in net assets from capital stock activity	(20,724,824)	(30,774,069)	(45,398,671)	(39,950,692)
Total decrease in net assets	(17,882,417)	(61,139,648)	(35,352,977)	(109,696,255)
Net assets at beginning of year	188,674,059	249,813,707	389,652,489	499,348,744
Net assets at end of year	$170,791,642	$188,674,059	$354,299,512	$389,652,489
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | Annual Report 2024

Statement of Changes in Net Assets  (continued)

	Columbia Capital Allocation Moderate Portfolio		Columbia Capital Allocation Moderate Aggressive Portfolio
	Year Ended January 31, 2024	Year Ended January 31, 2023	Year Ended January 31, 2024	Year Ended January 31, 2023
Operations
Net investment income	$29,670,009	$19,858,571	$36,439,304	$21,875,532
Net realized gain (loss)	(3,253,072)	14,932,106	26,209,807	36,345,313
Net change in unrealized appreciation (depreciation)	71,295,718	(185,058,360)	118,399,799	(273,446,322)
Net increase (decrease) in net assets resulting from operations	97,712,655	(150,267,683)	181,048,910	(215,225,477)
Distributions to shareholders
Net investment income and net realized gains
Class A	(42,175,375)	(59,862,356)	(63,678,521)	(83,133,371)
Advisor Class	(599,570)	(178,425)	(1,626,794)	(917,373)
Class C	(2,304,665)	(3,702,063)	(2,706,163)	(4,149,808)
Institutional Class	(1,049,293)	(1,922,032)	(3,989,809)	(5,372,345)
Institutional 2 Class	(94,853)	(153,811)	(235,809)	(342,485)
Institutional 3 Class	(998,905)	(1,916,846)	(1,307,549)	(3,716,048)
Class R	(160,145)	(221,095)	(675,468)	(913,512)
Class V	—	—	(2,400,669)	(4,038,911)
Total distributions to shareholders	(47,382,806)	(67,956,628)	(76,620,782)	(102,583,853)
Decrease in net assets from capital stock activity	(125,067,273)	(138,621,307)	(147,608,120)	(100,003,625)
Total decrease in net assets	(74,737,424)	(356,845,618)	(43,179,992)	(417,812,955)
Net assets at beginning of year	1,168,544,982	1,525,390,600	1,730,104,624	2,147,917,579
Net assets at end of year	$1,093,807,558	$1,168,544,982	$1,686,924,632	$1,730,104,624
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | Annual Report 2024

Statement of Changes in Net Assets  (continued)

	Columbia Capital Allocation Aggressive Portfolio
	Year Ended January 31, 2024	Year Ended January 31, 2023
Operations
Net investment income	$23,208,854	$11,167,869
Net realized gain	6,555,842	41,196,019
Net change in unrealized appreciation (depreciation)	121,366,604	(208,584,048)
Net increase (decrease) in net assets resulting from operations	151,131,300	(156,220,160)
Distributions to shareholders
Net investment income and net realized gains
Class A	(57,217,402)	(72,449,774)
Advisor Class	(1,545,839)	(846,290)
Class C	(3,005,309)	(4,123,346)
Institutional Class	(1,796,526)	(2,653,787)
Institutional 2 Class	(269,686)	(408,554)
Institutional 3 Class	(3,067,980)	(5,436,841)
Class R	(611,898)	(732,179)
Total distributions to shareholders	(67,514,640)	(86,650,771)
Decrease in net assets from capital stock activity	(73,080,272)	(34,300,504)
Total increase (decrease) in net assets	10,536,388	(277,171,435)
Net assets at beginning of year	1,232,480,990	1,509,652,425
Net assets at end of year	$1,243,017,378	$1,232,480,990
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | Annual Report 2024

Statement of Changes in Net Assets  (continued)

	Columbia Capital Allocation Conservative Portfolio				Columbia Capital Allocation Moderate Conservative Portfolio
	Year Ended		Year Ended		Year Ended		Year Ended
	January 31, 2024		January 31, 2023		January 31, 2024		January 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	988,911	8,605,781	1,636,083	14,533,963	1,800,053	16,456,292	2,482,586	23,342,311
Distributions reinvested	522,779	4,556,853	769,216	6,706,332	1,287,931	11,837,993	2,166,864	19,595,907
Shares redeemed	(3,332,906)	(29,027,064)	(4,448,934)	(40,075,499)	(6,619,938)	(60,607,887)	(7,617,682)	(71,583,437)
Net decrease	(1,821,216)	(15,864,430)	(2,043,635)	(18,835,204)	(3,531,954)	(32,313,602)	(2,968,232)	(28,645,219)
Advisor Class
Shares sold	763,288	6,598,921	192,641	1,733,750	155,511	1,405,340	162,453	1,479,571
Distributions reinvested	19,071	164,057	12,665	109,901	16,624	150,766	24,461	219,074
Shares redeemed	(616,752)	(5,248,996)	(552,532)	(5,125,046)	(268,815)	(2,426,311)	(169,370)	(1,575,959)
Net increase (decrease)	165,607	1,513,982	(347,226)	(3,281,395)	(96,680)	(870,205)	17,544	122,686
Class C
Shares sold	179,025	1,531,034	192,371	1,711,008	326,311	2,933,909	497,966	4,683,131
Distributions reinvested	30,301	262,798	57,317	495,268	81,196	733,540	170,011	1,506,355
Shares redeemed	(465,965)	(4,019,641)	(736,658)	(6,523,413)	(964,153)	(8,667,589)	(1,413,889)	(13,194,030)
Net decrease	(256,639)	(2,225,809)	(486,970)	(4,317,137)	(556,646)	(5,000,140)	(745,912)	(7,004,544)
Institutional Class
Shares sold	337,283	2,931,700	477,458	4,430,589	619,486	5,561,672	922,714	8,514,774
Distributions reinvested	27,257	237,023	47,729	416,364	53,329	479,880	85,626	760,075
Shares redeemed	(448,309)	(3,853,720)	(696,490)	(6,120,928)	(780,224)	(7,010,242)	(1,187,076)	(11,084,374)
Net decrease	(83,769)	(684,997)	(171,303)	(1,273,975)	(107,409)	(968,690)	(178,736)	(1,809,525)
Institutional 2 Class
Shares sold	43,716	376,005	13,998	123,601	191,028	1,727,846	47,981	454,799
Distributions reinvested	1,984	17,131	2,839	24,732	4,148	37,625	18,953	170,087
Shares redeemed	(34,388)	(292,689)	(110,858)	(1,013,107)	(185,901)	(1,678,162)	(444,985)	(4,189,173)
Net increase (decrease)	11,312	100,447	(94,021)	(864,774)	9,275	87,309	(378,051)	(3,564,287)
Institutional 3 Class
Shares sold	227,749	1,968,172	141,711	1,270,085	63,257	562,215	160,220	1,470,697
Distributions reinvested	14,612	125,898	40,579	350,814	21,268	188,391	50,658	444,160
Shares redeemed	(626,481)	(5,425,671)	(435,921)	(3,880,870)	(766,807)	(6,768,578)	(120,045)	(1,094,767)
Net increase (decrease)	(384,120)	(3,331,601)	(253,631)	(2,259,971)	(682,282)	(6,017,972)	90,833	820,090
Class R
Shares sold	6,576	57,253	9,356	84,041	15,159	138,360	17,552	172,920
Distributions reinvested	2,408	20,938	3,593	31,245	5,217	48,071	9,964	90,226
Shares redeemed	(35,924)	(310,607)	(6,630)	(56,899)	(55,037)	(501,802)	(14,501)	(133,039)
Net increase (decrease)	(26,940)	(232,416)	6,319	58,387	(34,661)	(315,371)	13,015	130,107
Total net decrease	(2,395,765)	(20,724,824)	(3,390,467)	(30,774,069)	(5,000,357)	(45,398,671)	(4,149,539)	(39,950,692)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | Annual Report 2024

Statement of Changes in Net Assets  (continued)

	Columbia Capital Allocation Moderate Portfolio				Columbia Capital Allocation Moderate Aggressive Portfolio
	Year Ended		Year Ended		Year Ended		Year Ended
	January 31, 2024		January 31, 2023		January 31, 2024		January 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	3,953,189	37,635,816	5,949,549	58,077,181	11,051,581	117,478,777	6,480,687	68,163,378
Distributions reinvested	4,393,273	41,830,781	6,395,816	59,262,981	5,314,704	55,935,027	7,289,885	72,953,909
Shares redeemed	(18,147,006)	(172,539,818)	(21,620,738)	(208,604,409)	(18,728,114)	(196,506,483)	(19,077,291)	(200,623,349)
Net decrease	(9,800,544)	(93,073,221)	(9,275,373)	(91,264,247)	(2,361,829)	(23,092,679)	(5,306,719)	(59,506,062)
Advisor Class
Shares sold	979,936	9,111,973	753,415	7,001,735	697,994	7,351,989	2,809,172	28,600,610
Distributions reinvested	63,126	589,960	16,863	154,642	126,854	1,345,626	64,609	650,295
Shares redeemed	(511,348)	(4,809,926)	(667,424)	(6,483,585)	(2,813,361)	(30,403,641)	(1,510,186)	(18,087,823)
Net increase (decrease)	531,714	4,892,007	102,854	672,792	(1,988,513)	(21,706,026)	1,363,595	11,163,082
Class C
Shares sold	866,959	8,142,282	1,229,271	11,796,915	955,668	10,033,271	1,132,678	11,972,174
Distributions reinvested	242,125	2,282,405	402,225	3,671,924	254,363	2,688,812	410,284	4,107,144
Shares redeemed	(2,435,994)	(22,860,559)	(3,069,102)	(29,486,201)	(2,261,613)	(23,746,224)	(2,560,490)	(27,021,845)
Net decrease	(1,326,910)	(12,435,872)	(1,437,606)	(14,017,362)	(1,051,582)	(11,024,141)	(1,017,528)	(10,942,527)
Institutional Class
Shares sold	1,404,906	13,331,177	2,082,366	19,934,878	1,427,800	14,913,374	1,946,678	20,478,382
Distributions reinvested	107,740	1,022,560	183,181	1,696,582	316,088	3,311,720	453,887	4,534,783
Shares redeemed	(2,379,466)	(22,602,657)	(4,962,380)	(49,497,793)	(2,110,347)	(22,013,991)	(3,040,058)	(31,636,912)
Net decrease	(866,820)	(8,248,920)	(2,696,833)	(27,866,333)	(366,459)	(3,788,897)	(639,493)	(6,623,747)
Institutional 2 Class
Shares sold	114,321	1,074,926	69,913	688,639	205,996	2,177,547	107,515	1,202,943
Distributions reinvested	10,147	94,761	16,834	153,693	22,140	235,809	33,716	342,485
Shares redeemed	(84,112)	(781,097)	(221,832)	(2,073,233)	(155,065)	(1,638,897)	(366,130)	(3,934,028)
Net increase (decrease)	40,356	388,590	(135,085)	(1,230,901)	73,071	774,459	(224,899)	(2,388,600)
Institutional 3 Class
Shares sold	595,447	5,559,906	621,789	5,964,697	327,605	3,348,344	609,966	6,276,432
Distributions reinvested	105,382	982,950	209,904	1,913,118	114,138	1,168,110	358,105	3,514,832
Shares redeemed	(2,391,167)	(22,418,619)	(1,336,920)	(12,834,508)	(2,084,488)	(21,216,175)	(3,951,795)	(39,560,799)
Net decrease	(1,690,338)	(15,875,763)	(505,227)	(4,956,693)	(1,642,745)	(16,699,721)	(2,983,724)	(29,769,535)
Class R
Shares sold	24,145	229,395	23,482	225,174	71,218	752,478	74,943	792,394
Distributions reinvested	16,834	159,659	23,928	220,634	64,191	675,166	91,397	913,094
Shares redeemed	(118,076)	(1,103,148)	(40,922)	(404,371)	(268,815)	(2,806,011)	(132,823)	(1,402,748)
Net increase (decrease)	(77,097)	(714,094)	6,488	41,437	(133,406)	(1,378,367)	33,517	302,740
Class V
Shares sold	—	—	—	—	25,424	261,388	20,151	208,194
Distributions reinvested	—	—	—	—	199,138	2,071,286	346,169	3,466,974
Shares redeemed	—	—	—	—	(6,817,646)	(73,025,422)	(562,033)	(5,914,144)
Net decrease	—	—	—	—	(6,593,084)	(70,692,748)	(195,713)	(2,238,976)
Total net decrease	(13,189,639)	(125,067,273)	(13,940,782)	(138,621,307)	(14,064,547)	(147,608,120)	(8,970,964)	(100,003,625)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | Annual Report 2024

Statement of Changes in Net Assets  (continued)

	Columbia Capital Allocation Aggressive Portfolio
	Year Ended		Year Ended
	January 31, 2024		January 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	3,573,135	40,454,883	4,476,377	50,720,236
Distributions reinvested	4,541,184	52,044,293	6,203,673	65,879,414
Shares redeemed	(12,131,312)	(137,056,943)	(12,356,638)	(139,249,292)
Net decrease	(4,016,993)	(44,557,767)	(1,676,588)	(22,649,642)
Advisor Class
Shares sold	1,129,955	12,171,466	1,439,152	15,316,967
Distributions reinvested	102,422	1,140,127	44,839	460,727
Shares redeemed	(848,582)	(9,458,167)	(606,389)	(6,846,339)
Net increase	383,795	3,853,426	877,602	8,931,355
Class C
Shares sold	876,269	9,528,089	1,019,080	11,168,343
Distributions reinvested	271,372	2,981,076	400,245	4,091,667
Shares redeemed	(1,667,930)	(18,072,946)	(1,892,667)	(20,812,397)
Net decrease	(520,289)	(5,563,781)	(473,342)	(5,552,387)
Institutional Class
Shares sold	1,200,561	13,441,219	1,586,386	18,153,036
Distributions reinvested	108,469	1,235,140	182,460	1,926,376
Shares redeemed	(1,651,369)	(18,495,563)	(2,103,811)	(23,426,529)
Net decrease	(342,339)	(3,819,204)	(334,965)	(3,347,117)
Institutional 2 Class
Shares sold	142,476	1,551,747	40,837	461,234
Distributions reinvested	24,234	269,553	39,629	408,394
Shares redeemed	(209,066)	(2,293,868)	(223,436)	(2,459,385)
Net decrease	(42,356)	(472,568)	(142,970)	(1,589,757)
Institutional 3 Class
Shares sold	581,747	6,342,046	917,486	10,259,079
Distributions reinvested	274,608	3,040,373	522,993	5,384,082
Shares redeemed	(2,966,474)	(32,487,531)	(2,421,427)	(26,097,176)
Net decrease	(2,110,119)	(23,105,112)	(980,948)	(10,454,015)
Class R
Shares sold	118,299	1,318,210	67,093	749,672
Distributions reinvested	54,100	611,898	69,680	730,502
Shares redeemed	(120,578)	(1,345,374)	(102,629)	(1,119,115)
Net increase	51,821	584,734	34,144	361,059
Total net decrease	(6,596,480)	(73,080,272)	(2,697,067)	(34,300,504)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | Annual Report 2024

Financial Highlights
Columbia Capital Allocation Conservative Portfolio
The following tables are intended to help you understand the Funds’ financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, a fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 1/31/2024	$8.82	0.28	0.17	0.45	(0.28)	—	(0.28)
Year Ended 1/31/2023	$10.08	0.17	(1.05)	(0.88)	(0.15)	(0.23)	(0.38)
Year Ended 1/31/2022	$10.62	0.14	0.02	0.16	(0.20)	(0.50)	(0.70)
Year Ended 1/31/2021	$10.31	0.17	0.49	0.66	(0.23)	(0.12)	(0.35)
Year Ended 1/31/2020	$9.76	0.21	0.65	0.86	(0.21)	(0.10)	(0.31)
Advisor Class
Year Ended 1/31/2024	$8.75	0.31	0.16	0.47	(0.31)	—	(0.31)
Year Ended 1/31/2023	$10.00	0.19	(1.04)	(0.85)	(0.17)	(0.23)	(0.40)
Year Ended 1/31/2022	$10.54	0.16	0.03	0.19	(0.23)	(0.50)	(0.73)
Year Ended 1/31/2021	$10.24	0.19	0.49	0.68	(0.26)	(0.12)	(0.38)
Year Ended 1/31/2020	$9.70	0.23	0.65	0.88	(0.24)	(0.10)	(0.34)
Class C
Year Ended 1/31/2024	$8.76	0.21	0.18	0.39	(0.22)	—	(0.22)
Year Ended 1/31/2023	$10.02	0.10	(1.05)	(0.95)	(0.08)	(0.23)	(0.31)
Year Ended 1/31/2022	$10.55	0.06	0.03	0.09	(0.12)	(0.50)	(0.62)
Year Ended 1/31/2021	$10.25	0.09	0.49	0.58	(0.16)	(0.12)	(0.28)
Year Ended 1/31/2020	$9.71	0.13	0.65	0.78	(0.14)	(0.10)	(0.24)
Institutional Class
Year Ended 1/31/2024	$8.81	0.30	0.17	0.47	(0.30)	—	(0.30)
Year Ended 1/31/2023	$10.08	0.19	(1.06)	(0.87)	(0.17)	(0.23)	(0.40)
Year Ended 1/31/2022	$10.61	0.16	0.04	0.20	(0.23)	(0.50)	(0.73)
Year Ended 1/31/2021	$10.30	0.20	0.49	0.69	(0.26)	(0.12)	(0.38)
Year Ended 1/31/2020	$9.76	0.24	0.64	0.88	(0.24)	(0.10)	(0.34)
Institutional 2 Class
Year Ended 1/31/2024	$8.74	0.31	0.17	0.48	(0.31)	—	(0.31)
Year Ended 1/31/2023	$10.00	0.18	(1.03)	(0.85)	(0.18)	(0.23)	(0.41)
Year Ended 1/31/2022	$10.54	0.16	0.03	0.19	(0.23)	(0.50)	(0.73)
Year Ended 1/31/2021	$10.24	0.20	0.48	0.68	(0.26)	(0.12)	(0.38)
Year Ended 1/31/2020	$9.70	0.24	0.64	0.88	(0.24)	(0.10)	(0.34)
Institutional 3 Class
Year Ended 1/31/2024	$8.73	0.29	0.19	0.48	(0.31)	—	(0.31)
Year Ended 1/31/2023	$9.99	0.20	(1.05)	(0.85)	(0.18)	(0.23)	(0.41)
Year Ended 1/31/2022	$10.52	0.17	0.04	0.21	(0.24)	(0.50)	(0.74)
Year Ended 1/31/2021	$10.22	0.20	0.49	0.69	(0.27)	(0.12)	(0.39)
Year Ended 1/31/2020	$9.68	0.24	0.64	0.88	(0.24)	(0.10)	(0.34)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | Annual Report 2024

Financial Highlights (continued)
Columbia Capital Allocation Conservative Portfolio

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 1/31/2024	$8.99	5.28%	0.53%	0.53% (c)	3.23%	17%	$142,613
Year Ended 1/31/2023	$8.82	(8.64% )	0.53% (d)	0.53% (c),(d)	1.90%	11%	$155,991
Year Ended 1/31/2022	$10.08	1.41%	0.50% (d)	0.50% (c),(d)	1.29%	16%	$198,949
Year Ended 1/31/2021	$10.62	6.60%	0.55% (d)	0.55% (c),(d)	1.66%	63%	$203,326
Year Ended 1/31/2020	$10.31	8.91%	0.57%	0.57% (c)	2.09%	13%	$180,338
Advisor Class
Year Ended 1/31/2024	$8.91	5.47%	0.28%	0.28% (c)	3.55%	17%	$5,988
Year Ended 1/31/2023	$8.75	(8.36% )	0.28% (d)	0.28% (c),(d)	2.11%	11%	$4,429
Year Ended 1/31/2022	$10.00	1.68%	0.25% (d)	0.25% (c),(d)	1.54%	16%	$8,540
Year Ended 1/31/2021	$10.54	6.82%	0.30% (d)	0.30% (c),(d)	1.90%	63%	$7,348
Year Ended 1/31/2020	$10.24	9.14%	0.32%	0.32% (c)	2.31%	13%	$6,012
Class C
Year Ended 1/31/2024	$8.93	4.53%	1.28%	1.28% (c)	2.46%	17%	$9,737
Year Ended 1/31/2023	$8.76	(9.39% )	1.28% (d)	1.28% (c),(d)	1.11%	11%	$11,804
Year Ended 1/31/2022	$10.02	0.75%	1.25% (d)	1.25% (c),(d)	0.54%	16%	$18,376
Year Ended 1/31/2021	$10.55	5.73%	1.30% (d)	1.30% (c),(d)	0.90%	63%	$19,243
Year Ended 1/31/2020	$10.25	8.05%	1.32%	1.32% (c)	1.34%	13%	$24,949
Institutional Class
Year Ended 1/31/2024	$8.98	5.55%	0.28%	0.28% (c)	3.47%	17%	$8,189
Year Ended 1/31/2023	$8.81	(8.50% )	0.28% (d)	0.28% (c),(d)	2.11%	11%	$8,773
Year Ended 1/31/2022	$10.08	1.76%	0.25% (d)	0.25% (c),(d)	1.55%	16%	$11,759
Year Ended 1/31/2021	$10.61	6.88%	0.30% (d)	0.30% (c),(d)	1.92%	63%	$10,576
Year Ended 1/31/2020	$10.30	9.08%	0.32%	0.32% (c)	2.34%	13%	$9,128
Institutional 2 Class
Year Ended 1/31/2024	$8.91	5.61%	0.26%	0.26%	3.57%	17%	$514
Year Ended 1/31/2023	$8.74	(8.44% )	0.25% (d)	0.25% (d)	1.91%	11%	$406
Year Ended 1/31/2022	$10.00	1.69%	0.24% (d)	0.24% (d)	1.55%	16%	$1,404
Year Ended 1/31/2021	$10.54	6.84%	0.29% (d)	0.29% (d)	1.94%	63%	$1,487
Year Ended 1/31/2020	$10.24	9.17%	0.30%	0.30%	2.38%	13%	$966
Institutional 3 Class
Year Ended 1/31/2024	$8.90	5.67%	0.21%	0.21%	3.40%	17%	$3,174
Year Ended 1/31/2023	$8.73	(8.41% )	0.21% (d)	0.21% (d)	2.18%	11%	$6,468
Year Ended 1/31/2022	$9.99	1.84%	0.19% (d)	0.19% (d)	1.59%	16%	$9,932
Year Ended 1/31/2021	$10.52	6.91%	0.24% (d)	0.24% (d)	1.97%	63%	$3,526
Year Ended 1/31/2020	$10.22	9.24%	0.24%	0.24%	2.43%	13%	$2,535
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | Annual Report 2024

Financial Highlights (continued)
Columbia Capital Allocation Conservative Portfolio

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Year Ended 1/31/2024	$8.81	0.26	0.17	0.43	(0.26)	—	(0.26)
Year Ended 1/31/2023	$10.08	0.15	(1.06)	(0.91)	(0.13)	(0.23)	(0.36)
Year Ended 1/31/2022	$10.61	0.11	0.04	0.15	(0.18)	(0.50)	(0.68)
Year Ended 1/31/2021	$10.30	0.14	0.50	0.64	(0.21)	(0.12)	(0.33)
Year Ended 1/31/2020	$9.76	0.19	0.64	0.83	(0.19)	(0.10)	(0.29)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | Annual Report 2024

Financial Highlights (continued)
Columbia Capital Allocation Conservative Portfolio

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Year Ended 1/31/2024	$8.98	5.02%	0.78%	0.78% (c)	2.94%	17%	$576
Year Ended 1/31/2023	$8.81	(8.97% )	0.79% (d)	0.79% (c),(d)	1.69%	11%	$803
Year Ended 1/31/2022	$10.08	1.25%	0.75% (d)	0.75% (c),(d)	1.04%	16%	$854
Year Ended 1/31/2021	$10.61	6.34%	0.80% (d)	0.80% (c),(d)	1.35%	63%	$308
Year Ended 1/31/2020	$10.30	8.54%	0.82%	0.82% (c)	1.92%	13%	$512
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | Annual Report 2024

Financial Highlights
Columbia Capital Allocation Moderate Conservative Portfolio

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 1/31/2024	$9.23	0.27	0.38	0.65	(0.27)	(0.10)	(0.37)
Year Ended 1/31/2023	$10.77	0.17	(1.15)	(0.98)	(0.17)	(0.39)	(0.56)
Year Ended 1/31/2022	$11.29	0.16	0.36	0.52	(0.28)	(0.76)	(1.04)
Year Ended 1/31/2021	$10.97	0.17	0.72	0.89	(0.23)	(0.34)	(0.57)
Year Ended 1/31/2020	$10.35	0.23	0.84	1.07	(0.24)	(0.21)	(0.45)
Advisor Class
Year Ended 1/31/2024	$9.11	0.29	0.38	0.67	(0.29)	(0.10)	(0.39)
Year Ended 1/31/2023	$10.65	0.18	(1.13)	(0.95)	(0.20)	(0.39)	(0.59)
Year Ended 1/31/2022	$11.17	0.19	0.36	0.55	(0.31)	(0.76)	(1.07)
Year Ended 1/31/2021	$10.86	0.20	0.71	0.91	(0.26)	(0.34)	(0.60)
Year Ended 1/31/2020	$10.25	0.26	0.83	1.09	(0.27)	(0.21)	(0.48)
Class C
Year Ended 1/31/2024	$9.06	0.20	0.37	0.57	(0.20)	(0.10)	(0.30)
Year Ended 1/31/2023	$10.58	0.09	(1.12)	(1.03)	(0.10)	(0.39)	(0.49)
Year Ended 1/31/2022	$11.11	0.07	0.35	0.42	(0.19)	(0.76)	(0.95)
Year Ended 1/31/2021	$10.80	0.09	0.71	0.80	(0.15)	(0.34)	(0.49)
Year Ended 1/31/2020	$10.20	0.14	0.83	0.97	(0.16)	(0.21)	(0.37)
Institutional Class
Year Ended 1/31/2024	$9.05	0.29	0.37	0.66	(0.29)	(0.10)	(0.39)
Year Ended 1/31/2023	$10.58	0.19	(1.13)	(0.94)	(0.20)	(0.39)	(0.59)
Year Ended 1/31/2022	$11.11	0.19	0.35	0.54	(0.31)	(0.76)	(1.07)
Year Ended 1/31/2021	$10.80	0.19	0.72	0.91	(0.26)	(0.34)	(0.60)
Year Ended 1/31/2020	$10.20	0.25	0.83	1.08	(0.27)	(0.21)	(0.48)
Institutional 2 Class
Year Ended 1/31/2024	$9.11	0.30	0.36	0.66	(0.29)	(0.10)	(0.39)
Year Ended 1/31/2023	$10.64	0.18	(1.12)	(0.94)	(0.20)	(0.39)	(0.59)
Year Ended 1/31/2022	$11.16	0.19	0.36	0.55	(0.31)	(0.76)	(1.07)
Year Ended 1/31/2021	$10.86	0.20	0.70	0.90	(0.26)	(0.34)	(0.60)
Year Ended 1/31/2020	$10.25	0.26	0.83	1.09	(0.27)	(0.21)	(0.48)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | Annual Report 2024

Financial Highlights (continued)
Columbia Capital Allocation Moderate Conservative Portfolio

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 1/31/2024	$9.51	7.23%	0.43%	0.43% (c)	2.95%	11%	$313,866
Year Ended 1/31/2023	$9.23	(8.89% )	0.44% (d)	0.44% (c),(d)	1.76%	9%	$337,157
Year Ended 1/31/2022	$10.77	4.48%	0.41% (d)	0.41% (c),(d)	1.42%	18%	$425,491
Year Ended 1/31/2021	$11.29	8.50%	0.49% (d)	0.49% (c),(d)	1.60%	66%	$443,656
Year Ended 1/31/2020	$10.97	10.52%	0.49%	0.49% (c)	2.12%	9%	$425,706
Advisor Class
Year Ended 1/31/2024	$9.39	7.60%	0.18%	0.18% (c)	3.21%	11%	$3,565
Year Ended 1/31/2023	$9.11	(8.76% )	0.18% (d)	0.18% (c),(d)	1.95%	9%	$4,342
Year Ended 1/31/2022	$10.65	4.80%	0.16% (d)	0.16% (c),(d)	1.65%	18%	$4,885
Year Ended 1/31/2021	$11.17	8.77%	0.24% (d)	0.24% (c),(d)	1.86%	66%	$5,549
Year Ended 1/31/2020	$10.86	10.80%	0.24%	0.24% (c)	2.42%	9%	$5,319
Class C
Year Ended 1/31/2024	$9.33	6.45%	1.18%	1.18% (c)	2.18%	11%	$21,219
Year Ended 1/31/2023	$9.06	(9.58% )	1.18% (d)	1.18% (c),(d)	0.97%	9%	$25,646
Year Ended 1/31/2022	$10.58	3.66%	1.16% (d)	1.16% (c),(d)	0.66%	18%	$37,844
Year Ended 1/31/2021	$11.11	7.70%	1.24% (d)	1.24% (c),(d)	0.85%	66%	$45,087
Year Ended 1/31/2020	$10.80	9.65%	1.24%	1.24% (c)	1.36%	9%	$57,072
Institutional Class
Year Ended 1/31/2024	$9.32	7.54%	0.18%	0.18% (c)	3.21%	11%	$12,188
Year Ended 1/31/2023	$9.05	(8.72% )	0.19% (d)	0.19% (c),(d)	2.01%	9%	$12,809
Year Ended 1/31/2022	$10.58	4.73%	0.16% (d)	0.16% (c),(d)	1.66%	18%	$16,861
Year Ended 1/31/2021	$11.11	8.82%	0.24% (d)	0.24% (c),(d)	1.82%	66%	$16,686
Year Ended 1/31/2020	$10.80	10.76%	0.24%	0.24% (c)	2.38%	9%	$16,490
Institutional 2 Class
Year Ended 1/31/2024	$9.38	7.50%	0.17%	0.17%	3.26%	11%	$997
Year Ended 1/31/2023	$9.11	(8.65% )	0.16% (d)	0.16% (d)	1.87%	9%	$885
Year Ended 1/31/2022	$10.64	4.81%	0.15% (d)	0.15% (d)	1.70%	18%	$5,054
Year Ended 1/31/2021	$11.16	8.70%	0.23% (d)	0.23% (d)	1.85%	66%	$3,691
Year Ended 1/31/2020	$10.86	10.83%	0.22%	0.22%	2.43%	9%	$3,683
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | Annual Report 2024

Financial Highlights (continued)
Columbia Capital Allocation Moderate Conservative Portfolio

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Year Ended 1/31/2024	$8.94	0.26	0.40	0.66	(0.30)	(0.10)	(0.40)
Year Ended 1/31/2023	$10.46	0.19	(1.12)	(0.93)	(0.20)	(0.39)	(0.59)
Year Ended 1/31/2022	$10.99	0.19	0.36	0.55	(0.32)	(0.76)	(1.08)
Year Ended 1/31/2021	$10.70	0.20	0.70	0.90	(0.27)	(0.34)	(0.61)
Year Ended 1/31/2020	$10.10	0.25	0.84	1.09	(0.28)	(0.21)	(0.49)
Class R
Year Ended 1/31/2024	$9.25	0.24	0.39	0.63	(0.25)	(0.10)	(0.35)
Year Ended 1/31/2023	$10.79	0.15	(1.15)	(1.00)	(0.15)	(0.39)	(0.54)
Year Ended 1/31/2022	$11.31	0.14	0.35	0.49	(0.25)	(0.76)	(1.01)
Year Ended 1/31/2021	$10.99	0.16	0.70	0.86	(0.20)	(0.34)	(0.54)
Year Ended 1/31/2020	$10.37	0.19	0.86	1.05	(0.22)	(0.21)	(0.43)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | Annual Report 2024

Financial Highlights (continued)
Columbia Capital Allocation Moderate Conservative Portfolio

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Year Ended 1/31/2024	$9.20	7.59%	0.12%	0.12%	2.94%	11%	$1,193
Year Ended 1/31/2023	$8.94	(8.67% )	0.12% (d)	0.12% (d)	2.11%	9%	$7,259
Year Ended 1/31/2022	$10.46	4.84%	0.10% (d)	0.10% (d)	1.73%	18%	$7,540
Year Ended 1/31/2021	$10.99	8.79%	0.18% (d)	0.18% (d)	1.93%	66%	$6,629
Year Ended 1/31/2020	$10.70	10.94%	0.18%	0.18%	2.42%	9%	$5,951
Class R
Year Ended 1/31/2024	$9.53	6.95%	0.68%	0.68% (c)	2.65%	11%	$1,271
Year Ended 1/31/2023	$9.25	(9.11% )	0.69% (d)	0.69% (c),(d)	1.54%	9%	$1,554
Year Ended 1/31/2022	$10.79	4.21%	0.66% (d)	0.66% (c),(d)	1.17%	18%	$1,673
Year Ended 1/31/2021	$11.31	8.21%	0.74% (d)	0.74% (c),(d)	1.48%	66%	$1,625
Year Ended 1/31/2020	$10.99	10.23%	0.74%	0.74% (c)	1.80%	9%	$1,177
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | Annual Report 2024

Financial Highlights
Columbia Capital Allocation Moderate Portfolio

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 1/31/2024	$9.53	0.26	0.61	0.87	(0.25)	(0.16)	(0.41)
Year Ended 1/31/2023	$11.17	0.16	(1.27)	(1.11)	(0.16)	(0.37)	(0.53)
Year Ended 1/31/2022	$11.91	0.19	0.60	0.79	(0.36)	(1.17)	(1.53)
Year Ended 1/31/2021	$11.32	0.18	1.03	1.21	(0.27)	(0.35)	(0.62)
Year Ended 1/31/2020	$10.70	0.24	1.05	1.29	(0.25)	(0.42)	(0.67)
Advisor Class
Year Ended 1/31/2024	$9.35	0.29	0.60	0.89	(0.28)	(0.16)	(0.44)
Year Ended 1/31/2023	$10.98	0.19	(1.26)	(1.07)	(0.19)	(0.37)	(0.56)
Year Ended 1/31/2022	$11.73	0.22	0.59	0.81	(0.39)	(1.17)	(1.56)
Year Ended 1/31/2021	$11.17	0.21	1.00	1.21	(0.30)	(0.35)	(0.65)
Year Ended 1/31/2020	$10.57	0.28	1.02	1.30	(0.28)	(0.42)	(0.70)
Class C
Year Ended 1/31/2024	$9.42	0.18	0.61	0.79	(0.18)	(0.16)	(0.34)
Year Ended 1/31/2023	$11.05	0.08	(1.25)	(1.17)	(0.09)	(0.37)	(0.46)
Year Ended 1/31/2022	$11.80	0.10	0.59	0.69	(0.27)	(1.17)	(1.44)
Year Ended 1/31/2021	$11.21	0.10	1.03	1.13	(0.19)	(0.35)	(0.54)
Year Ended 1/31/2020	$10.61	0.15	1.04	1.19	(0.17)	(0.42)	(0.59)
Institutional Class
Year Ended 1/31/2024	$9.51	0.28	0.62	0.90	(0.28)	(0.16)	(0.44)
Year Ended 1/31/2023	$11.15	0.18	(1.26)	(1.08)	(0.19)	(0.37)	(0.56)
Year Ended 1/31/2022	$11.89	0.23	0.59	0.82	(0.39)	(1.17)	(1.56)
Year Ended 1/31/2021	$11.31	0.21	1.02	1.23	(0.30)	(0.35)	(0.65)
Year Ended 1/31/2020	$10.69	0.26	1.06	1.32	(0.28)	(0.42)	(0.70)
Institutional 2 Class
Year Ended 1/31/2024	$9.35	0.28	0.61	0.89	(0.28)	(0.16)	(0.44)
Year Ended 1/31/2023	$10.97	0.17	(1.23)	(1.06)	(0.19)	(0.37)	(0.56)
Year Ended 1/31/2022	$11.73	0.20	0.60	0.80	(0.39)	(1.17)	(1.56)
Year Ended 1/31/2021	$11.16	0.21	1.01	1.22	(0.30)	(0.35)	(0.65)
Year Ended 1/31/2020	$10.56	0.27	1.03	1.30	(0.28)	(0.42)	(0.70)
Institutional 3 Class
Year Ended 1/31/2024	$9.36	0.27	0.61	0.88	(0.28)	(0.16)	(0.44)
Year Ended 1/31/2023	$10.98	0.18	(1.23)	(1.05)	(0.20)	(0.37)	(0.57)
Year Ended 1/31/2022	$11.74	0.23	0.57	0.80	(0.39)	(1.17)	(1.56)
Year Ended 1/31/2021	$11.17	0.21	1.01	1.22	(0.30)	(0.35)	(0.65)
Year Ended 1/31/2020	$10.56	0.27	1.05	1.32	(0.29)	(0.42)	(0.71)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | Annual Report 2024

Financial Highlights (continued)
Columbia Capital Allocation Moderate Portfolio

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 1/31/2024	$9.99	9.45%	0.39% (c)	0.39% (c),(d)	2.72%	11%	$979,753
Year Ended 1/31/2023	$9.53	(9.70% )	0.39% (c)	0.39% (c),(d)	1.61%	6%	$1,027,776
Year Ended 1/31/2022	$11.17	6.42%	0.38% (c)	0.38% (c),(d)	1.58%	22%	$1,308,500
Year Ended 1/31/2021	$11.91	11.31%	0.43% (c)	0.43% (c),(d)	1.66%	86%	$1,324,148
Year Ended 1/31/2020	$11.32	12.26%	0.43%	0.43% (d)	2.11%	10%	$1,280,253
Advisor Class
Year Ended 1/31/2024	$9.80	9.80%	0.14% (c)	0.14% (c),(d)	3.12%	11%	$13,077
Year Ended 1/31/2023	$9.35	(9.54% )	0.14% (c)	0.14% (c),(d)	1.95%	6%	$7,509
Year Ended 1/31/2022	$10.98	6.70%	0.13% (c)	0.13% (c),(d)	1.86%	22%	$7,686
Year Ended 1/31/2021	$11.73	11.48%	0.18% (c)	0.18% (c),(d)	1.91%	86%	$3,244
Year Ended 1/31/2020	$11.17	12.51%	0.18%	0.18% (d)	2.50%	10%	$3,051
Class C
Year Ended 1/31/2024	$9.87	8.63%	1.14% (c)	1.14% (c),(d)	1.95%	11%	$60,822
Year Ended 1/31/2023	$9.42	(10.42% )	1.14% (c)	1.14% (c),(d)	0.85%	6%	$70,538
Year Ended 1/31/2022	$11.05	5.58%	1.13% (c)	1.13% (c),(d)	0.82%	22%	$98,600
Year Ended 1/31/2021	$11.80	10.56%	1.18% (c)	1.18% (c),(d)	0.89%	86%	$110,135
Year Ended 1/31/2020	$11.21	11.34%	1.18%	1.18% (d)	1.35%	10%	$153,545
Institutional Class
Year Ended 1/31/2024	$9.97	9.74%	0.14% (c)	0.14% (c),(d)	2.92%	11%	$20,026
Year Ended 1/31/2023	$9.51	(9.48% )	0.14% (c)	0.14% (c),(d)	1.78%	6%	$27,345
Year Ended 1/31/2022	$11.15	6.69%	0.13% (c)	0.13% (c),(d)	1.89%	22%	$62,130
Year Ended 1/31/2021	$11.89	11.51%	0.18% (c)	0.18% (c),(d)	1.91%	86%	$38,386
Year Ended 1/31/2020	$11.31	12.55%	0.18%	0.18% (d)	2.37%	10%	$37,112
Institutional 2 Class
Year Ended 1/31/2024	$9.80	9.81%	0.13% (c)	0.13% (c)	3.01%	11%	$2,424
Year Ended 1/31/2023	$9.35	(9.46% )	0.12% (c)	0.12% (c)	1.80%	6%	$1,936
Year Ended 1/31/2022	$10.97	6.63%	0.12% (c)	0.12% (c)	1.67%	22%	$3,754
Year Ended 1/31/2021	$11.73	11.59%	0.17% (c)	0.17% (c)	1.92%	86%	$6,728
Year Ended 1/31/2020	$11.16	12.53%	0.17%	0.17%	2.42%	10%	$5,447
Institutional 3 Class
Year Ended 1/31/2024	$9.80	9.75%	0.08% (c)	0.08% (c)	2.91%	11%	$13,995
Year Ended 1/31/2023	$9.36	(9.39% )	0.08% (c)	0.08% (c)	1.89%	6%	$29,170
Year Ended 1/31/2022	$10.98	6.66%	0.08% (c)	0.08% (c)	1.92%	22%	$39,786
Year Ended 1/31/2021	$11.74	11.64%	0.12% (c)	0.12% (c)	1.94%	86%	$10,372
Year Ended 1/31/2020	$11.17	12.68%	0.13%	0.13%	2.42%	10%	$11,042
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | Annual Report 2024

Financial Highlights (continued)
Columbia Capital Allocation Moderate Portfolio

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Year Ended 1/31/2024	$9.49	0.23	0.62	0.85	(0.23)	(0.16)	(0.39)
Year Ended 1/31/2023	$11.13	0.13	(1.26)	(1.13)	(0.14)	(0.37)	(0.51)
Year Ended 1/31/2022	$11.87	0.16	0.60	0.76	(0.33)	(1.17)	(1.50)
Year Ended 1/31/2021	$11.28	0.15	1.03	1.18	(0.24)	(0.35)	(0.59)
Year Ended 1/31/2020	$10.67	0.20	1.05	1.25	(0.22)	(0.42)	(0.64)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | Annual Report 2024

Financial Highlights (continued)
Columbia Capital Allocation Moderate Portfolio

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Year Ended 1/31/2024	$9.95	9.22%	0.64% (c)	0.64% (c),(d)	2.44%	11%	$3,710
Year Ended 1/31/2023	$9.49	(9.97% )	0.64% (c)	0.64% (c),(d)	1.37%	6%	$4,271
Year Ended 1/31/2022	$11.13	6.17%	0.63% (c)	0.63% (c),(d)	1.31%	22%	$4,935
Year Ended 1/31/2021	$11.87	11.06%	0.68% (c)	0.68% (c),(d)	1.40%	86%	$2,652
Year Ended 1/31/2020	$11.28	11.92%	0.68%	0.68% (d)	1.79%	10%	$2,531
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | Annual Report 2024

Financial Highlights
Columbia Capital Allocation Moderate Aggressive Portfolio

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 1/31/2024	$10.41	0.23	0.94	1.17	(0.24)	(0.25)	(0.49)
Year Ended 1/31/2023	$12.27	0.13	(1.38)	(1.25)	(0.14)	(0.47)	(0.61)
Year Ended 1/31/2022	$13.05	0.19	1.03	1.22	(0.42)	(1.58)	(2.00)
Year Ended 1/31/2021	$12.28	0.15	1.33	1.48	(0.19)	(0.52)	(0.71)
Year Ended 1/31/2020	$11.64	0.22	1.33	1.55	(0.24)	(0.67)	(0.91)
Advisor Class
Year Ended 1/31/2024	$10.54	0.25	0.96	1.21	(0.26)	(0.25)	(0.51)
Year Ended 1/31/2023	$12.42	0.17	(1.41)	(1.24)	(0.17)	(0.47)	(0.64)
Year Ended 1/31/2022	$13.18	0.22	1.05	1.27	(0.45)	(1.58)	(2.03)
Year Ended 1/31/2021	$12.40	0.19	1.33	1.52	(0.22)	(0.52)	(0.74)
Year Ended 1/31/2020	$11.75	0.22	1.37	1.59	(0.27)	(0.67)	(0.94)
Class C
Year Ended 1/31/2024	$10.44	0.15	0.94	1.09	(0.16)	(0.25)	(0.41)
Year Ended 1/31/2023	$12.30	0.05	(1.38)	(1.33)	(0.06)	(0.47)	(0.53)
Year Ended 1/31/2022	$13.07	0.09	1.04	1.13	(0.32)	(1.58)	(1.90)
Year Ended 1/31/2021	$12.30	0.05	1.35	1.40	(0.11)	(0.52)	(0.63)
Year Ended 1/31/2020	$11.67	0.12	1.33	1.45	(0.15)	(0.67)	(0.82)
Institutional Class
Year Ended 1/31/2024	$10.38	0.26	0.92	1.18	(0.26)	(0.25)	(0.51)
Year Ended 1/31/2023	$12.23	0.15	(1.36)	(1.21)	(0.17)	(0.47)	(0.64)
Year Ended 1/31/2022	$13.02	0.22	1.02	1.24	(0.45)	(1.58)	(2.03)
Year Ended 1/31/2021	$12.25	0.18	1.33	1.51	(0.22)	(0.52)	(0.74)
Year Ended 1/31/2020	$11.62	0.24	1.33	1.57	(0.27)	(0.67)	(0.94)
Institutional 2 Class
Year Ended 1/31/2024	$10.53	0.27	0.94	1.21	(0.27)	(0.25)	(0.52)
Year Ended 1/31/2023	$12.40	0.16	(1.39)	(1.23)	(0.17)	(0.47)	(0.64)
Year Ended 1/31/2022	$13.17	0.22	1.04	1.26	(0.45)	(1.58)	(2.03)
Year Ended 1/31/2021	$12.38	0.18	1.36	1.54	(0.23)	(0.52)	(0.75)
Year Ended 1/31/2020	$11.74	0.26	1.32	1.58	(0.27)	(0.67)	(0.94)
Institutional 3 Class
Year Ended 1/31/2024	$10.17	0.25	0.92	1.17	(0.27)	(0.25)	(0.52)
Year Ended 1/31/2023	$12.00	0.15	(1.33)	(1.18)	(0.18)	(0.47)	(0.65)
Year Ended 1/31/2022	$12.80	0.23	1.01	1.24	(0.46)	(1.58)	(2.04)
Year Ended 1/31/2021	$12.06	0.18	1.31	1.49	(0.23)	(0.52)	(0.75)
Year Ended 1/31/2020	$11.45	0.26	1.30	1.56	(0.28)	(0.67)	(0.95)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | Annual Report 2024

Financial Highlights (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 1/31/2024	$11.09	11.52%	0.40% (c)	0.40% (c),(d)	2.21%	11%	$1,470,257
Year Ended 1/31/2023	$10.41	(9.93% )	0.40% (c)	0.40% (c),(d)	1.22%	7%	$1,404,980
Year Ended 1/31/2022	$12.27	9.12%	0.39% (c)	0.39% (c),(d)	1.41%	21%	$1,720,777
Year Ended 1/31/2021	$13.05	12.89%	0.50% (c)	0.50% (c),(d)	1.22%	76%	$1,690,945
Year Ended 1/31/2020	$12.28	13.51%	0.50%	0.50% (d)	1.77%	10%	$1,645,913
Advisor Class
Year Ended 1/31/2024	$11.24	11.84%	0.16% (c)	0.16% (c),(d)	2.36%	11%	$18,368
Year Ended 1/31/2023	$10.54	(9.74% )	0.16% (c)	0.15% (c),(d)	1.66%	7%	$38,201
Year Ended 1/31/2022	$12.42	9.45%	0.15% (c)	0.15% (c),(d)	1.63%	21%	$28,048
Year Ended 1/31/2021	$13.18	13.13%	0.24% (c)	0.24% (c),(d)	1.61%	76%	$8,672
Year Ended 1/31/2020	$12.40	13.75%	0.25%	0.25% (d)	1.80%	10%	$7,779
Class C
Year Ended 1/31/2024	$11.12	10.66%	1.15% (c)	1.15% (c),(d)	1.44%	11%	$69,736
Year Ended 1/31/2023	$10.44	(10.57% )	1.15% (c)	1.15% (c),(d)	0.46%	7%	$76,449
Year Ended 1/31/2022	$12.30	8.36%	1.14% (c)	1.14% (c),(d)	0.64%	21%	$102,579
Year Ended 1/31/2021	$13.07	12.05%	1.25% (c)	1.25% (c),(d)	0.46%	76%	$116,412
Year Ended 1/31/2020	$12.30	12.55%	1.25%	1.25% (d)	1.01%	10%	$148,134
Institutional Class
Year Ended 1/31/2024	$11.05	11.73%	0.16% (c)	0.15% (c),(d)	2.45%	11%	$85,468
Year Ended 1/31/2023	$10.38	(9.65% )	0.15% (c)	0.15% (c),(d)	1.46%	7%	$84,049
Year Ended 1/31/2022	$12.23	9.33%	0.14% (c)	0.14% (c),(d)	1.66%	21%	$106,896
Year Ended 1/31/2021	$13.02	13.21%	0.25% (c)	0.25% (c),(d)	1.48%	76%	$106,491
Year Ended 1/31/2020	$12.25	13.73%	0.25%	0.25% (d)	2.01%	10%	$107,497
Institutional 2 Class
Year Ended 1/31/2024	$11.22	11.80%	0.12% (c)	0.12% (c)	2.54%	11%	$5,694
Year Ended 1/31/2023	$10.53	(9.65% )	0.11% (c)	0.11% (c)	1.45%	7%	$4,573
Year Ended 1/31/2022	$12.40	9.41%	0.11% (c)	0.11% (c)	1.57%	21%	$8,174
Year Ended 1/31/2021	$13.17	13.28%	0.21% (c)	0.21% (c)	1.53%	76%	$11,176
Year Ended 1/31/2020	$12.38	13.72%	0.20%	0.20%	2.13%	10%	$9,890
Institutional 3 Class
Year Ended 1/31/2024	$10.82	11.88%	0.07% (c)	0.07% (c)	2.44%	11%	$21,033
Year Ended 1/31/2023	$10.17	(9.58% )	0.06% (c)	0.06% (c)	1.47%	7%	$36,468
Year Ended 1/31/2022	$12.00	9.50%	0.07% (c)	0.07% (c)	1.74%	21%	$78,836
Year Ended 1/31/2021	$12.80	13.27%	0.16% (c)	0.16% (c)	1.55%	76%	$14,407
Year Ended 1/31/2020	$12.06	13.87%	0.15%	0.15%	2.15%	10%	$13,771
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | Annual Report 2024

Financial Highlights (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Year Ended 1/31/2024	$10.40	0.20	0.94	1.14	(0.21)	(0.25)	(0.46)
Year Ended 1/31/2023	$12.25	0.10	(1.37)	(1.27)	(0.11)	(0.47)	(0.58)
Year Ended 1/31/2022	$13.03	0.15	1.03	1.18	(0.38)	(1.58)	(1.96)
Year Ended 1/31/2021	$12.26	0.12	1.33	1.45	(0.16)	(0.52)	(0.68)
Year Ended 1/31/2020	$11.63	0.18	1.33	1.51	(0.21)	(0.67)	(0.88)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | Annual Report 2024

Financial Highlights (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Year Ended 1/31/2024	$11.08	11.25%	0.65% (c)	0.65% (c),(d)	1.95%	11%	$16,369
Year Ended 1/31/2023	$10.40	(10.10% )	0.65% (c)	0.65% (c),(d)	0.97%	7%	$16,756
Year Ended 1/31/2022	$12.25	8.85%	0.65% (c)	0.65% (c),(d)	1.09%	21%	$19,334
Year Ended 1/31/2021	$13.03	12.62%	0.75% (c)	0.75% (c),(d)	0.98%	76%	$5,315
Year Ended 1/31/2020	$12.26	13.15%	0.75%	0.75% (d)	1.46%	10%	$4,823
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | Annual Report 2024

Financial Highlights
Columbia Capital Allocation Aggressive Portfolio

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 1/31/2024	$11.13	0.22	1.22	1.44	(0.23)	(0.41)	(0.64)
Year Ended 1/31/2023	$13.31	0.10	(1.50)	(1.40)	(0.11)	(0.67)	(0.78)
Year Ended 1/31/2022	$13.49	0.18	1.49	1.67	(0.36)	(1.49)	(1.85)
Year Ended 1/31/2021	$12.58	0.15	1.56	1.71	(0.18)	(0.62)	(0.80)
Year Ended 1/31/2020	$11.90	0.19	1.45	1.64	(0.19)	(0.77)	(0.96)
Advisor Class
Year Ended 1/31/2024	$10.80	0.25	1.18	1.43	(0.26)	(0.41)	(0.67)
Year Ended 1/31/2023	$12.94	0.14	(1.47)	(1.33)	(0.14)	(0.67)	(0.81)
Year Ended 1/31/2022	$13.16	0.21	1.46	1.67	(0.40)	(1.49)	(1.89)
Year Ended 1/31/2021	$12.29	0.21	1.49	1.70	(0.21)	(0.62)	(0.83)
Year Ended 1/31/2020	$11.64	0.19	1.45	1.64	(0.22)	(0.77)	(0.99)
Class C
Year Ended 1/31/2024	$10.73	0.13	1.18	1.31	(0.15)	(0.41)	(0.56)
Year Ended 1/31/2023	$12.85	0.01	(1.43)	(1.42)	(0.03)	(0.67)	(0.70)
Year Ended 1/31/2022	$13.09	0.07	1.43	1.50	(0.25)	(1.49)	(1.74)
Year Ended 1/31/2021	$12.24	0.05	1.51	1.56	(0.09)	(0.62)	(0.71)
Year Ended 1/31/2020	$11.60	0.09	1.42	1.51	(0.10)	(0.77)	(0.87)
Institutional Class
Year Ended 1/31/2024	$11.06	0.25	1.21	1.46	(0.26)	(0.41)	(0.67)
Year Ended 1/31/2023	$13.23	0.13	(1.49)	(1.36)	(0.14)	(0.67)	(0.81)
Year Ended 1/31/2022	$13.42	0.22	1.48	1.70	(0.40)	(1.49)	(1.89)
Year Ended 1/31/2021	$12.52	0.20	1.53	1.73	(0.21)	(0.62)	(0.83)
Year Ended 1/31/2020	$11.84	0.22	1.45	1.67	(0.22)	(0.77)	(0.99)
Institutional 2 Class
Year Ended 1/31/2024	$10.79	0.25	1.18	1.43	(0.26)	(0.41)	(0.67)
Year Ended 1/31/2023	$12.93	0.12	(1.45)	(1.33)	(0.14)	(0.67)	(0.81)
Year Ended 1/31/2022	$13.15	0.21	1.46	1.67	(0.40)	(1.49)	(1.89)
Year Ended 1/31/2021	$12.29	0.18	1.51	1.69	(0.21)	(0.62)	(0.83)
Year Ended 1/31/2020	$11.64	0.23	1.41	1.64	(0.22)	(0.77)	(0.99)
Institutional 3 Class
Year Ended 1/31/2024	$10.78	0.24	1.19	1.43	(0.27)	(0.41)	(0.68)
Year Ended 1/31/2023	$12.92	0.13	(1.45)	(1.32)	(0.15)	(0.67)	(0.82)
Year Ended 1/31/2022	$13.14	0.21	1.46	1.67	(0.40)	(1.49)	(1.89)
Year Ended 1/31/2021	$12.28	0.17	1.53	1.70	(0.22)	(0.62)	(0.84)
Year Ended 1/31/2020	$11.63	0.23	1.42	1.65	(0.23)	(0.77)	(1.00)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | Annual Report 2024

Financial Highlights (continued)
Columbia Capital Allocation Aggressive Portfolio

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 1/31/2024	$11.93	13.28%	0.41% (c)	0.41% (c),(d)	1.93%	21%	$1,065,223
Year Ended 1/31/2023	$11.13	(10.14% )	0.40% (c)	0.40% (c),(d)	0.88%	8%	$1,038,485
Year Ended 1/31/2022	$13.31	12.14%	0.39% (c)	0.39% (c),(d)	1.27%	14%	$1,264,033
Year Ended 1/31/2021	$13.49	14.61%	0.43% (c),(e)	0.43% (c),(d),(e)	1.22%	74%	$1,214,331
Year Ended 1/31/2020	$12.58	14.00%	0.47%	0.47% (d)	1.49%	12%	$623,971
Advisor Class
Year Ended 1/31/2024	$11.56	13.59%	0.16% (c)	0.16% (c),(d)	2.30%	21%	$26,223
Year Ended 1/31/2023	$10.80	(9.88% )	0.15% (c)	0.15% (c),(d)	1.29%	8%	$20,360
Year Ended 1/31/2022	$12.94	12.41%	0.14% (c)	0.14% (c),(d)	1.50%	14%	$13,041
Year Ended 1/31/2021	$13.16	14.90%	0.17% (c),(e)	0.17% (c),(d),(e)	1.68%	74%	$8,176
Year Ended 1/31/2020	$12.29	14.33%	0.22%	0.22% (d)	1.60%	12%	$1,611
Class C
Year Ended 1/31/2024	$11.48	12.50%	1.16% (c)	1.16% (c),(d)	1.18%	21%	$60,895
Year Ended 1/31/2023	$10.73	(10.78% )	1.15% (c)	1.15% (c),(d)	0.13%	8%	$62,530
Year Ended 1/31/2022	$12.85	11.22%	1.14% (c)	1.14% (c),(d)	0.49%	14%	$80,981
Year Ended 1/31/2021	$13.09	13.73%	1.18% (c),(e)	1.18% (c),(d),(e)	0.40%	74%	$90,213
Year Ended 1/31/2020	$12.24	13.21%	1.22%	1.22% (d)	0.75%	12%	$74,297
Institutional Class
Year Ended 1/31/2024	$11.85	13.54%	0.16% (c)	0.16% (c),(d)	2.19%	21%	$31,127
Year Ended 1/31/2023	$11.06	(9.89% )	0.15% (c)	0.15% (c),(d)	1.13%	8%	$32,831
Year Ended 1/31/2022	$13.23	12.40%	0.14% (c)	0.14% (c),(d)	1.54%	14%	$43,713
Year Ended 1/31/2021	$13.42	14.86%	0.17% (c),(e)	0.17% (c),(d),(e)	1.58%	74%	$38,843
Year Ended 1/31/2020	$12.52	14.34%	0.22%	0.22% (d)	1.76%	12%	$11,920
Institutional 2 Class
Year Ended 1/31/2024	$11.55	13.63%	0.13% (c)	0.13% (c)	2.25%	21%	$4,649
Year Ended 1/31/2023	$10.79	(9.86% )	0.12% (c)	0.12% (c)	1.11%	8%	$4,801
Year Ended 1/31/2022	$12.93	12.44%	0.12% (c)	0.12% (c)	1.45%	14%	$7,604
Year Ended 1/31/2021	$13.15	14.82%	0.16% (c),(e)	0.16% (c),(e)	1.48%	74%	$8,780
Year Ended 1/31/2020	$12.29	14.35%	0.20%	0.20%	1.92%	12%	$5,079
Institutional 3 Class
Year Ended 1/31/2024	$11.53	13.61%	0.07% (c)	0.07% (c)	2.17%	21%	$42,488
Year Ended 1/31/2023	$10.78	(9.82% )	0.07% (c)	0.07% (c)	1.18%	8%	$62,454
Year Ended 1/31/2022	$12.92	12.50%	0.08% (c)	0.08% (c)	1.51%	14%	$87,544
Year Ended 1/31/2021	$13.14	14.88%	0.13% (c),(e)	0.13% (c),(e)	1.41%	74%	$12,370
Year Ended 1/31/2020	$12.28	14.42%	0.15%	0.15%	1.86%	12%	$10,623
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | Annual Report 2024

Financial Highlights (continued)
Columbia Capital Allocation Aggressive Portfolio

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Year Ended 1/31/2024	$10.99	0.19	1.21	1.40	(0.21)	(0.41)	(0.62)
Year Ended 1/31/2023	$13.15	0.07	(1.48)	(1.41)	(0.08)	(0.67)	(0.75)
Year Ended 1/31/2022	$13.35	0.13	1.48	1.61	(0.32)	(1.49)	(1.81)
Year Ended 1/31/2021	$12.47	0.08	1.57	1.65	(0.15)	(0.62)	(0.77)
Year Ended 1/31/2020	$11.80	0.15	1.45	1.60	(0.16)	(0.77)	(0.93)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Capital Allocation Portfolios  | Annual Report 2024

Financial Highlights (continued)
Columbia Capital Allocation Aggressive Portfolio

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Year Ended 1/31/2024	$11.77	13.00%	0.66% (c)	0.66% (c),(d)	1.70%	21%	$12,413
Year Ended 1/31/2023	$10.99	(10.36% )	0.65% (c)	0.65% (c),(d)	0.64%	8%	$11,020
Year Ended 1/31/2022	$13.15	11.83%	0.65% (c)	0.65% (c),(d)	0.88%	14%	$12,737
Year Ended 1/31/2021	$13.35	14.23%	0.69% (c),(e)	0.69% (c),(d),(e)	0.70%	74%	$2,795
Year Ended 1/31/2020	$12.47	13.77%	0.72%	0.72% (d)	1.21%	12%	$2,927
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios  | Annual Report 2024

Notes to Financial Statements
January 31, 2024
Note 1. Organization
Columbia Funds Series Trust and Columbia Funds Series Trust II (each, a Trust and collectively, the Trusts), are registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies. Columbia Funds Series Trust is organized as a Delaware statutory trust and Columbia Funds Series Trust II is organized as a Massachusetts business trust.
Information presented in these financial statements pertains to the following series of the Trusts (each, a Fund and collectively, the Funds): Columbia Capital Allocation Moderate Conservative Portfolio and Columbia Capital Allocation Moderate Aggressive Portfolio, each a series of Columbia Funds Series Trust, and Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Aggressive Portfolio, each a series of Columbia Funds Series Trust II. Each Fund is a diversified fund.
Each Fund is a “fund-of-funds”, investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or its affiliates, as well as third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds). Each Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. For information on the investment strategies, operations and risks of the Underlying Funds, please refer to the Fund’s current prospectus as well as the prospectuses and shareholder reports of the Underlying Funds, which are available from the Securities and Exchange Commission’s website at www.sec.gov or on the Underlying Funds’ website at columbiathreadneedleus.com/investor/.
Fund shares
Each Trust may issue an unlimited number of shares (without par value) that can be allocated among the separate series as designated by the Board of Trustees.
Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio and Columbia Capital Allocation Aggressive Portfolio offer each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trusts’ organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.
Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available through authorized investment professionals, to omnibus retirement plans or to institutional and certain other investors as described in the Funds’ prospectus. Class V shares were available only to investors who received (and who continuously held) Class V shares in connection with previous fund reorganizations.
In September 2023, the Board of Trustees of Columbia Capital Allocation Moderate Aggressive Portfolio approved a proposal to combine Class V shares into Class A shares (the Proposal). Shareholders holding Class V shares of Columbia Capital Allocation Moderate Aggressive Portfolio on the record date of October 6, 2023, received a proxy to vote on the Proposal and at a meeting held on December 7, 2023, the Proposal was approved. On December 8, 2023, Class V shareholders received Class A shares of Columbia Capital Allocation Moderate Aggressive Portfolio with an aggregate net asset value equal to the aggregate net asset value of their Class V shares. The combination of Class V shares into Class A shares was tax-free for federal tax purposes.
The Funds’ Board of Trustees also approved a proposal to liquidate certain share classes of the Funds, as detailed below. Effective on March 11, 2024, these classes were closed to new and existing investors and effective on April 19, 2024, these classes will be liquidated. For federal tax purposes, these liquidations will be treated as redemptions of fund shares.
• Institutional 2 Class, Institutional 3 Class, and Class R shares of Columbia Capital Allocation Conservative Portfolio will be liquidated.

Columbia Capital Allocation Portfolios  | Annual Report 2024

Notes to Financial Statements (continued)
January 31, 2024
• Institutional 2 Class and Institutional 3 Class shares of Columbia Capital Allocation Moderate Conservative Portfolio will be liquidated.
• Institutional 2 Class and Class R shares of Columbia Capital Allocation Moderate Portfolio will be liquidated.
• Institutional 2 Class shares of Columbia Capital Allocation Moderate Aggressive Portfolio will be liquidated.
• Institutional 2 Class shares of Columbia Capital Allocation Aggressive Portfolio will be liquidated.
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Security valuation
Investments in the Underlying Funds (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Columbia Capital Allocation Portfolios  | Annual Report 2024

Notes to Financial Statements (continued)
January 31, 2024
Derivative instruments
Certain Funds invest in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

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Notes to Financial Statements (continued)
January 31, 2024
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. Each Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates, to manage exposure to the securities market and to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the central counterparty stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
Columbia Capital Allocation Portfolios  | Annual Report 2024

Notes to Financial Statements (continued)
January 31, 2024
Credit default swap contracts
Certain Funds entered into credit default swap contracts to increase or decrease its credit exposure to an index and to increase or decrease its credit exposure to a specific debt security or a basket of debt securities, as a protection buyer, to reduce overall credit exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Funds, including: the fair value of derivatives by risk category and the location of those fair values in the Statements of Assets and Liabilities; and the impact of derivative transactions over the period in the Statements of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
Columbia Capital Allocation Conservative Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2024:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	275,215 *

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Notes to Financial Statements (continued)
January 31, 2024
Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	99,213 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended January 31, 2024:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	(639,530)	(639,530)
Equity risk	(41,423)	—	(41,423)
Interest rate risk	(424,822)	—	(424,822)
Total	(466,245)	(639,530)	(1,105,775)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	437,595	437,595
Equity risk	6,806	—	6,806
Interest rate risk	30,072	—	30,072
Total	36,878	437,595	474,473
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended January 31, 2024:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	5,025,017
Futures contracts — short	3,870,144
Credit default swap contracts — buy protection	6,077,447
Columbia Capital Allocation Moderate Conservative Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2024:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	585,326 *

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	251,467 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

Columbia Capital Allocation Portfolios  | Annual Report 2024

Notes to Financial Statements (continued)
January 31, 2024
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended January 31, 2024:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	(1,535,202)	(1,535,202)
Equity risk	(417,305)	—	(417,305)
Interest rate risk	(997,547)	—	(997,547)
Total	(1,414,852)	(1,535,202)	(2,950,054)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	1,011,622	1,011,622
Equity risk	(146,032)	—	(146,032)
Interest rate risk	62,457	—	62,457
Total	(83,575)	1,011,622	928,047
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended January 31, 2024:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	11,912,100
Futures contracts — short	12,235,040
Credit default swap contracts — buy protection	13,997,030
Columbia Capital Allocation Moderate Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2024:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	2,301,563 *
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	698,311 *
Total		2,999,874

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	1,089,331 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

Columbia Capital Allocation Portfolios  | Annual Report 2024

Notes to Financial Statements (continued)
January 31, 2024
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended January 31, 2024:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	(5,079,466)	(5,079,466)
Equity risk	(2,116,662)	—	(2,116,662)
Interest rate risk	(5,755,916)	—	(5,755,916)
Total	(7,872,578)	(5,079,466)	(12,952,044)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	3,608,366	3,608,366
Equity risk	(377,575)	—	(377,575)
Interest rate risk	566,078	—	566,078
Total	188,503	3,608,366	3,796,869
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended January 31, 2024:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	73,671,968
Futures contracts — short	37,584,292
Credit default swap contracts — buy protection	50,174,859
Credit default swap contracts — sell protection	29,270,740
Columbia Capital Allocation Moderate Aggressive Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2024:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	3,893,757 *
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	1,077,596 *
Total		4,971,353

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	1,839,738 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

Columbia Capital Allocation Portfolios  | Annual Report 2024

Notes to Financial Statements (continued)
January 31, 2024
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended January 31, 2024:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	(4,793,852)	(4,793,852)
Equity risk	(5,532,250)	—	(5,532,250)
Interest rate risk	(8,544,287)	—	(8,544,287)
Total	(14,076,537)	(4,793,852)	(18,870,389)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	3,494,864	3,494,864
Equity risk	(1,668,545)	—	(1,668,545)
Interest rate risk	884,270	—	884,270
Total	(784,275)	3,494,864	2,710,589
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended January 31, 2024:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	137,747,916
Futures contracts — short	82,980,550
Credit default swap contracts — buy protection	34,517,235
Columbia Capital Allocation Aggressive Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2024:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	3,960,681 *
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	241,130 *
Total		4,201,811

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	1,653,426 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

Columbia Capital Allocation Portfolios  | Annual Report 2024

Notes to Financial Statements (continued)
January 31, 2024
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended January 31, 2024:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	(3,221,199)	(3,221,199)
Equity risk	1,511,545	—	1,511,545
Interest rate risk	(4,788,834)	—	(4,788,834)
Total	(3,277,289)	(3,221,199)	(6,498,488)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	2,335,904	2,335,904
Equity risk	(2,139,477)	—	(2,139,477)
Interest rate risk	634,378	—	634,378
Total	(1,505,099)	2,335,904	830,805
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended January 31, 2024:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	114,635,286
Futures contracts — short	54,156,708
Credit default swap contracts — buy protection	23,275,660
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
The Funds may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Columbia Capital Allocation Portfolios  | Annual Report 2024

Notes to Financial Statements (continued)
January 31, 2024
Expenses
General expenses of the Trusts are allocated to the Funds and other funds of the Trusts based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
For federal income tax purposes, each Fund is treated as a separate entity. The Funds intend to qualify each year as separate regulated investment companies under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of their investment company taxable income and net capital gain, if any, for their tax year, and as such will not be subject to federal income taxes. In addition, the Funds intend to distribute in each calendar year substantially all of their ordinary income, capital gain net income and certain other amounts, if any, such that the Funds should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.
Foreign taxes
The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid quarterly for Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Moderate Aggressive Portfolio. Distributions from net investment income, if any, are declared and paid semi-annually for Columbia Capital Allocation Aggressive Portfolio. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trusts’ organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trusts or its funds. In addition, certain of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Tailored Shareholder Reports
In October 2022, the Securities and Exchange Commission adopted a final rule, "Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements". The rule and form amendments will, among other things, require the Funds to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain

Columbia Capital Allocation Portfolios  | Annual Report 2024

Notes to Financial Statements (continued)
January 31, 2024
more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendments.
Note 3. Fees and other transactions with affiliates
Management services fees and underlying fund fees
The Funds have entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is a blend of (i) 0.02% on assets invested in Columbia proprietary funds (excluding any underlying funds that do not pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager), (ii) 0.12% on assets invested in non-exchange-traded third-party advised mutual funds and (iii) 0.57% on assets invested in all other securities, including other funds advised by the Investment Manager that do not pay a management services fee (or investment advisory services fee, as applicable), exchange-traded funds, derivatives and individual securities.
The effective management services fee rates, based on each Fund’s average daily net assets for the year ended January 31, 2024 were as follows:
Effective management services fee rate (%)
Columbia Capital Allocation Conservative Portfolio	0.07
Columbia Capital Allocation Moderate Conservative Portfolio	0.03
Columbia Capital Allocation Moderate Portfolio	0.03
Columbia Capital Allocation Moderate Aggressive Portfolio	0.03
Columbia Capital Allocation Aggressive Portfolio	0.04
In addition to the fees and expenses which the Funds bear directly, the Funds indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which the Funds invest. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Funds as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s liability for these amounts is adjusted for market value changes and remains in the Funds until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Funds. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Funds in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Columbia Capital Allocation Portfolios  | Annual Report 2024

Notes to Financial Statements (continued)
January 31, 2024
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the year ended January 31, 2024, the Funds’ effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Fund	Class A (%)	Advisor Class (%)	Class C (%)	Institutional Class (%)	Institutional 2 Class (%)	Institutional 3 Class (%)	Class R (%)	Class V (%)
Columbia Capital Allocation Conservative Portfolio	0.09	0.09	0.09	0.09	0.07	0.02	0.09	—
Columbia Capital Allocation Moderate Conservative Portfolio	0.08	0.08	0.08	0.08	0.07	0.02	0.08	—
Columbia Capital Allocation Moderate Portfolio	0.08	0.08	0.08	0.08	0.07	0.01	0.08	—
Columbia Capital Allocation Moderate Aggressive Portfolio	0.10	0.10	0.10	0.10	0.06	0.01	0.10	0.08 (a)
Columbia Capital Allocation Aggressive Portfolio	0.09	0.09	0.09	0.09	0.06	0.01	0.09	—

(a)	Unannualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Funds and recorded as part of expense reductions in the Statement of Operations.
For the year ended January 31, 2024, these minimum account balance fees reduced total expenses as follows:
Fund	Amount ($)
Columbia Capital Allocation Conservative Portfolio	100
Columbia Capital Allocation Moderate Conservative Portfolio	40
Columbia Capital Allocation Moderate Portfolio	64
Columbia Capital Allocation Moderate Aggressive Portfolio	5,287
Columbia Capital Allocation Aggressive Portfolio	318
Distribution and service fees
The Funds have entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Funds and providing services to investors.

Columbia Capital Allocation Portfolios  | Annual Report 2024

Notes to Financial Statements (continued)
January 31, 2024
Under the Plans, each Fund pays a monthly fee to the Distributor at the annual rates of up to 0.25% of each Fund’s average daily net assets attributable to Class A shares, up to 1.00% of each Fund’s average daily net assets attributable to Class C shares and up to 0.50% of each Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services for Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Aggressive Portfolio).
For Class C shares of the Funds, of 1.00% fee, up to 0.75% is reimbursed for distribution expenses.
The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) for each Fund was approximately as follows:
Fund	Class C ($)
Columbia Capital Allocation Conservative Portfolio	310,000
Columbia Capital Allocation Moderate Portfolio	1,442,000
Columbia Capital Allocation Aggressive Portfolio	1,904,000
These amounts are based on the most recent information available as of December 31, 2023, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.
Shareholder services fees
Columbia Capital Allocation Moderate Aggressive Portfolio had adopted a shareholder services plan that permitted it to pay for certain services provided to Class V shareholders by their selling and/or servicing agents. The Fund may have paid shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class V shares (comprised of up to 0.25% for shareholder services and up to 0.25% for administrative support services). These fees were limited to an aggregate annual rate of not more than 0.25% of the Fund’s average daily net assets attributable to Class V shares. As a result of Class V shares of the Fund being combined into Class A shares, December 8, 2023 was the last day Columbia Capital Allocation Moderate Aggressive Portfolio paid a shareholder services fee for Class V shares.
Sales charges (unaudited)
Sales charges, including front-end and CDSCs, received by the Distributor for distributing each Fund’s shares for the year ended January 31, 2024, if any, are as follows:
	Front End (%)			CDSC (%)			Amount ($)
Fund	Class A	Class C	Class V	Class A	Class C	Class V	Class A	Class C	Class V
Columbia Capital Allocation Conservative Portfolio	4.75	—	N/A	0.50 - 1.00(a)	1.00 (b)	N/A	33,742	519	N/A
Columbia Capital Allocation Moderate Conservative Portfolio	5.75	—	N/A	0.50 - 1.00(a)	1.00 (b)	N/A	125,992	2,759	N/A
Columbia Capital Allocation Moderate Portfolio	5.75	—	N/A	0.50 - 1.00(a)	1.00 (b)	N/A	473,167	5,886	N/A
Columbia Capital Allocation Moderate Aggressive Portfolio	5.75	—	5.75	0.50 - 1.00(a)	1.00 (b)	0.50 - 1.00(a)	689,896	8,074	147
Columbia Capital Allocation Aggressive Portfolio	5.75	—	N/A	0.50 - 1.00(a)	1.00 (b)	N/A	687,659	6,195	N/A

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Funds’ other share classes are not subject to sales charges.
Columbia Capital Allocation Portfolios  | Annual Report 2024

Notes to Financial Statements (continued)
January 31, 2024
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that each Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Funds’ custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	Contractual expense cap July 1, 2023 through May 31, 2024
Fund	Class A (%)	Advisor Class (%)	Class C (%)	Institutional Class (%)	Institutional 2 Class (%)	Institutional 3 Class (%)	Class R (%)
Columbia Capital Allocation Moderate Conservative Portfolio	0.54	0.29	1.29	0.29	0.28	0.23	0.79

	Contractual expense cap June 1, 2023 through May 31, 2024
Fund	Class A (%)	Advisor Class (%)	Class C (%)	Institutional Class (%)	Institutional 2 Class (%)	Institutional 3 Class (%)	Class R (%)
Columbia Capital Allocation Conservative Portfolio	0.54	0.29	1.29	0.29	0.27	0.22	0.79
Columbia Capital Allocation Moderate Portfolio	0.54	0.29	1.29	0.29	0.28	0.22	0.79
Columbia Capital Allocation Moderate Aggressive Portfolio	0.46	0.21	1.21	0.21	0.17	0.12	0.71
Columbia Capital Allocation Aggressive Portfolio	0.51	0.26	1.26	0.26	0.23	0.18	0.76

	Voluntary expense cap June 1, 2023 through June 30, 2023
Fund	Class A (%)	Advisor Class (%)	Class C (%)	Institutional Class (%)	Institutional 2 Class (%)	Institutional 3 Class (%)	Class R (%)
Columbia Capital Allocation Moderate Conservative Portfolio	0.54	0.29	1.29	0.29	0.28	0.23	0.79

	Contractual expense cap prior to June 1, 2023
Fund	Class A (%)	Advisor Class (%)	Class C (%)	Institutional Class (%)	Institutional 2 Class (%)	Institutional 3 Class (%)	Class R (%)
Columbia Capital Allocation Conservative Portfolio	0.54	0.29	1.29	0.29	0.28	0.23	0.79
Columbia Capital Allocation Moderate Conservative Portfolio	0.54	0.29	1.29	0.29	0.28	0.23	0.79
Columbia Capital Allocation Moderate Portfolio	0.54	0.29	1.29	0.29	0.28	0.24	0.79
Columbia Capital Allocation Moderate Aggressive Portfolio	0.51	0.26	1.26	0.26	0.23	0.18	0.76
Columbia Capital Allocation Aggressive Portfolio	0.51	0.26	1.26	0.26	0.24	0.19	0.76
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. Each Fund’s management services fee is also excluded from the waiver/reimbursement commitment and is therefore paid by the Funds. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

Columbia Capital Allocation Portfolios  | Annual Report 2024

Notes to Financial Statements (continued)
January 31, 2024
At January 31, 2024, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, derivative investments, capital loss carryforwards, post-October capital losses, trustees’ deferred compensation, foreign currency transactions, re-characterization of distributions for investments and distribution reclassifications.  To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Fund	Undistributed (excess of distributions over) net investment income ($)	Accumulated net realized gain (loss) ($)	Paid in capital decrease ($)
Columbia Capital Allocation Conservative Portfolio	7,243	(7,243)	—
Columbia Capital Allocation Moderate Conservative Portfolio	(83,914)	83,914	—
Columbia Capital Allocation Moderate Portfolio	246,453	(246,452)	(1)
Columbia Capital Allocation Moderate Aggressive Portfolio	479,994	(479,994)	—
Columbia Capital Allocation Aggressive Portfolio	320,695	(320,695)	—
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by these reclassifications.
The tax character of distributions paid during the years indicated was as follows:
	Year Ended January 31, 2024			Year Ended January 31, 2023
Fund	Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
Columbia Capital Allocation Conservative Portfolio	5,719,728	—	5,719,728	3,463,756	5,171,344	8,635,100
Columbia Capital Allocation Moderate Conservative Portfolio	10,586,537	3,737,025	14,323,562	7,424,327	16,960,102	24,384,429
Columbia Capital Allocation Moderate Portfolio	28,434,637	18,948,169	47,382,806	21,882,585	46,074,043	67,956,628
Columbia Capital Allocation Moderate Aggressive Portfolio	36,251,726	40,369,056	76,620,782	24,590,533	77,993,320	102,583,853
Columbia Capital Allocation Aggressive Portfolio	23,682,641	43,831,999	67,514,640	12,766,723	73,884,048	86,650,771
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At January 31, 2024, the components of distributable earnings on a tax basis were as follows:
Fund	Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation (depreciation) ($)
Columbia Capital Allocation Conservative Portfolio	745,854	—	(4,802,784)	(19,704,426)
Columbia Capital Allocation Moderate Conservative Portfolio	743,376	—	(7,532,041)	(31,657,415)
Columbia Capital Allocation Moderate Portfolio	3,746,863	1,072,143	—	(72,227,901)
Columbia Capital Allocation Moderate Aggressive Portfolio	2,201,179	26,506,084	—	(39,044,125)
Columbia Capital Allocation Aggressive Portfolio	1,411,993	—	—	69,978,724
At January 31, 2024, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Fund	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation (depreciation) ($)
Columbia Capital Allocation Conservative Portfolio	190,354,879	1,282,130	(20,986,556)	(19,704,426)
Columbia Capital Allocation Moderate Conservative Portfolio	385,058,109	2,146,566	(33,803,981)	(31,657,415)
Columbia Capital Allocation Moderate Portfolio	1,162,526,018	26,286,034	(98,513,935)	(72,227,901)
Columbia Capital Allocation Moderate Aggressive Portfolio	1,719,005,542	67,410,534	(106,454,659)	(39,044,125)
Columbia Capital Allocation Aggressive Portfolio	1,166,881,147	84,929,848	(14,951,124)	69,978,724
Columbia Capital Allocation Portfolios  | Annual Report 2024

Notes to Financial Statements (continued)
January 31, 2024
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at January 31, 2024, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended January 31, 2024, capital loss carryforwards utilized, if any, were as follows:
Fund	No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
Columbia Capital Allocation Conservative Portfolio	(816,927)	(3,985,857)	(4,802,784)	—
Columbia Capital Allocation Moderate Conservative Portfolio	(2,106,759)	(5,425,282)	(7,532,041)	—
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. As of January 31, 2024, the Funds will elect to treat the following late-year ordinary losses and post-October capital losses as arising on February 1, 2024.
Fund	Late year ordinary losses ($)	Post-October capital losses ($)
Columbia Capital Allocation Aggressive Portfolio	—	2,315,577
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
For the year ended January 31, 2024, the cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, for each Fund aggregated to:
	Purchases ($)	Proceeds from sales ($)
Columbia Capital Allocation Conservative Portfolio	27,574,772	49,148,710
Columbia Capital Allocation Moderate Conservative Portfolio	39,273,350	96,250,142
Columbia Capital Allocation Moderate Portfolio	116,536,288	241,968,713
Columbia Capital Allocation Moderate Aggressive Portfolio	183,091,072	342,199,248
Columbia Capital Allocation Aggressive Portfolio	240,469,878	315,951,746
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
Each Fund may invest in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by each Fund and other affiliated funds (the Affiliated MMF). The income earned by the Funds from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, each Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject, by April 2, 2024, to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and, by October 2, 2024, to a liquidity fee if daily net redemptions exceed 5% of net assets.

Columbia Capital Allocation Portfolios  | Annual Report 2024

Notes to Financial Statements (continued)
January 31, 2024
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, each Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Funds did not borrow or lend money under the Interfund Program during the year ended January 31, 2024.
Note 8. Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, each Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
No Fund had borrowings during the year ended January 31, 2024.
Note 9. Significant risks
Derivatives risk
Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Moderate Aggressive Portfolio may be more susceptible to derivatives risk. Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Market risk
The Funds may incur losses due to declines in the value of one or more securities in which they invest. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Funds’ ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and
Columbia Capital Allocation Portfolios  | Annual Report 2024

Notes to Financial Statements (continued)
January 31, 2024
conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Shareholder concentration risk
At January 31, 2024, certain shareholder accounts owned more than 20% of the outstanding shares of one or more of the Funds. For unaffiliated shareholder accounts, the Funds have no knowledge about whether any portion of those shares were owned beneficially. Fund shares sold to or redeemed by these accounts may have a significant effect on the operations of the Funds. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
The number of accounts and aggregate percentages of shares outstanding held therein were as follows:
Fund	Percentage of shares outstanding held — affiliated (%)
Columbia Capital Allocation Conservative Portfolio	73.6
Columbia Capital Allocation Moderate Conservative Portfolio	79.5
Columbia Capital Allocation Moderate Portfolio	85.1
Columbia Capital Allocation Moderate Aggressive Portfolio	56.2
Columbia Capital Allocation Aggressive Portfolio	70.0
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly

Columbia Capital Allocation Portfolios  | Annual Report 2024

Notes to Financial Statements (continued)
January 31, 2024
(10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Funds.
Columbia Capital Allocation Portfolios  | Annual Report 2024

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust and Columbia Funds Series Trust II and Shareholders of Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio, Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Aggressive Portfolio
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Columbia Capital Allocation Moderate Conservative Portfolio and Columbia Capital Allocation Moderate Aggressive Portfolio (two of the funds constituting Columbia Funds Series Trust) and Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Aggressive Portfolio (three of the funds constituting Columbia Funds Series Trust II) (hereafter collectively referred to as the "Funds") as of January 31, 2024, the related statements of operations for the year ended January 31, 2024, the statements of changes in net assets for each of the two years in the period ended January 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended January 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of January 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended January 31, 2024 and each of the financial highlights for each of the five years in the period ended January 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  Our procedures included confirmation of securities owned as of January 31, 2024 by correspondence with the transfer agent and broker. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
March 22, 2024
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.

Columbia Capital Allocation Portfolios  | Annual Report 2024

Federal Income Tax Information
(Unaudited)
The Funds hereby designate the following tax attributes for the fiscal year ended January 31, 2024. Shareholders will be notified in early 2025 of the amounts for use in preparing 2024 income tax returns.
	Qualified dividend income	Dividends received deduction	Capital gain dividend	Foreign taxes paid to foreign countries	Foreign taxes paid per share to foreign countries	Foreign source income	Foreign source income per share
Columbia Capital Allocation Conservative Portfolio	10.40%	4.36%	$0	$22,848	$0.0012	$505,877	$0.0266
Columbia Capital Allocation Moderate Conservative Portfolio	21.05%	8.10%	$0	$87,385	$0.0023	$1,747,378	$0.0468
Columbia Capital Allocation Moderate Portfolio	30.49%	12.91%	$1,367,517	$462,353	$0.0042	$7,069,053	$0.0645
Columbia Capital Allocation Moderate Aggressive Portfolio	45.49%	20.96%	$28,253,503	$952,076	$0.0063	$11,211,897	$0.0737
Columbia Capital Allocation Aggressive Portfolio	59.43%	27.30%	$5,878,090	$882,196	$0.0084	$9,925,508	$0.0948
Qualified dividend income. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents qualified dividend income subject to reduced tax rates.
Dividends received deduction. The percentage of ordinary income distributed during the fiscal year that qualifies for the corporate dividends received deduction.
Capital gain dividend. The Fund designates as a capital gain dividend the amount reflected above, or if subsequently determined to be different, the net capital gain of such fiscal period.
Foreign taxes. The Fund makes the election to pass through to shareholders the foreign taxes paid. Eligible shareholders may claim a foreign tax credit. These taxes, and the corresponding foreign source income, are provided in the table above.
Columbia Capital Allocation Portfolios  | Annual Report 2024

TRUSTEES AND OFFICERS
(Unaudited)
The Board oversees the Funds’ operations and appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following table provides basic biographical information about the Funds’ Trustees as of the printing of this report, including their principal occupations during the past five years, although specific titles for individuals may have varied over the period. The year set forth beneath Length of Service in the table below is the year in which the Trustee was first appointed or elected as Trustee to any Fund currently in the Columbia Funds Complex or a predecessor thereof. Under current Board policy, each Trustee generally serves until December 31 of the year such Trustee turns seventy-five (75).
Independent trustees
Name, address, year of birth	Position held with the Columbia Funds and length of service	Principal occupation(s) during past five years and other relevant professional experience	Number of Funds in the Columbia Funds Complex* overseen	Other directorships held by Trustee during the past five years and other relevant Board experience
George S. Batejan c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1954	Trustee since 2017	Executive Vice President, Global Head of Technology and Operations, Janus Capital Group, Inc., 2010-2016	161
Former Chairman of the Board,
NICSA (National Investment
Company Services Association)
(Executive Committee,
Nominating Committee and
Governance Committee),
2014-2016; former Director,
Intech Investment
Management, 2011-2016;
former Board Member, Metro
Denver Chamber of Commerce,
2015-2016; former Advisory
Board Member, University of
Colorado Business School,
2015-2018; former Board
Member, Chase Bank
International, 1993-1994

Kathleen Blatz c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1954	Trustee since 2006
Attorney, specializing in arbitration and mediation;
Trustee of Gerald Rauenhorst 1982 Trusts, since
2020; Chief Justice, Minnesota Supreme Court,
1998-2006; Associate Justice, Minnesota Supreme
Court, 1996-1998; Fourth Judicial District Court
Judge, Hennepin County, 1994-1996; Attorney in
private practice and public service, 1984-1993; State
Representative, Minnesota House of Representatives,
1979-1993, which included service on the Tax and
Financial Institutions and Insurance Committees;
Member and Interim Chair, Minnesota Sports Facilities
Authority, January-July 2017; Interim President and
Chief Executive Officer, Blue Cross and Blue Shield of
Minnesota (health care insurance), February-July
2018, April-October 2021
			161
Former Trustee, Blue Cross and
Blue Shield of Minnesota,
2009-2021 (Chair of the
Business Development
Committee, 2014-2017; Chair
of the Governance Committee,
2017-2019); former Member
and Chair of the Board,
Minnesota Sports Facilities
Authority, January 2017-July
2017; former Director, Robina
Foundation, 2009-2020
(Chair, 2014-2020); Director,
Richard M. Schulze Family
Foundation, since 2021

Columbia Capital Allocation Portfolios  | Annual Report 2024

TRUSTEES AND OFFICERS (continued)
(Unaudited)
Independent trustees (continued)
Name, address, year of birth	Position held with the Columbia Funds and length of service	Principal occupation(s) during past five years and other relevant professional experience	Number of Funds in the Columbia Funds Complex* overseen	Other directorships held by Trustee during the past five years and other relevant Board experience
Pamela G. Carlton c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1954	Chair since 2023; Trustee since 2007	President, Springboard – Partners in Cross Cultural Leadership (consulting company), since 2003; Managing Director of US Equity Research, JP Morgan Chase, 1999-2003; Director of US Equity Research, Chase Asset Management, 1996-1999; Co-Director Latin America Research, 1993-1996, COO Global Research, 1992-1996, Co-Director of US Research, 1991-1992, Investment Banker, 1982-1991, Morgan Stanley; Attorney, Cleary Gottlieb Steen & Hamilton LLP, 1980-1982	161
Trustee, New York Presbyterian
Hospital Board, since 1996;
Director, DR Bank (Audit
Committee, since 2017 and
Audit Committee Chair, since
November 2023); Director,
Evercore Inc. (Audit
Committee, Nominating and
Governance Committee)
(financial services company),
since 2019; Director, Apollo
Commercial Real Estate
Finance, Inc. (Chair,
Nominating and Governance
Committee), since 2021; the
Governing Council of the
Independent Directors Council
(IDC), since 2021

Janet Langford Carrig c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1957	Trustee since 1996	Senior Vice President, General Counsel and Corporate Secretary, ConocoPhillips (independent energy company), September 2007-October 2018	161	Director, EQT Corporation (natural gas producer), since 2019; former Director, Whiting Petroleum Corporation (independent oil and gas company), 2020-2022
J. Kevin Connaughton c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1964	Trustee since 2020
CEO and President, RhodeWay Financial (non-profit
financial planning firm), since December 2022;
Member, FINRA National Adjudicatory Council, January
2020-December 2023; Adjunct Professor of Finance,
Bentley University January 2018-April 2023;
Consultant to Independent Trustees of CFVIT and CFST
I from March 2016 to June 2020 with respect to CFVIT
and to December 2020 with respect to CFST I;
Managing Director and General Manager of Mutual
Fund Products, Columbia Management Investment
Advisers, LLC, May 2010-February 2015; President,
Columbia Funds, 2008-2015; and senior officer of
Columbia Funds and affiliated funds, 2003-2015
			159
Former Director, The Autism
Project, March
2015-December 2021; former
Member of the Investment
Committee, St. Michael’s
College, November
2015-February 2020; former
Trustee, St. Michael’s College,
June 2017-September 2019;
former Trustee, New Century
Portfolios (former mutual fund
complex), January
2015-December 2017

Olive M. Darragh c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1962	Trustee since 2020	Managing Director of Darragh Inc. (strategy and talent management consulting firm), since 2010; Founder and CEO, Zolio, Inc. (investment management talent identification platform), since 2004; Consultant to Independent Trustees of CFVIT and CFST I from June 2019 to June 2020 with respect to CFVIT and to December 2020 with respect to CFST I; Partner, Tudor Investments, 2004-2010; Senior Partner, McKinsey & Company (consulting), 1990-2004; Touche Ross CPA, 1985-1988	159
Treasurer, Edinburgh University
US Trust Board, since January
2023; Member, HBS
Community Action Partners
Board, since September 2022;
former Director, University of
Edinburgh Business School
(Member of US Board),
2004-2019; former Director,
Boston Public Library
Foundation, 2008-2017

Columbia Capital Allocation Portfolios  | Annual Report 2024

TRUSTEES AND OFFICERS (continued)
(Unaudited)
Independent trustees (continued)
Name, address, year of birth	Position held with the Columbia Funds and length of service	Principal occupation(s) during past five years and other relevant professional experience	Number of Funds in the Columbia Funds Complex* overseen	Other directorships held by Trustee during the past five years and other relevant Board experience
Patricia M. Flynn c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1950	Trustee since 2004	Professor Emeritus of Economics and Management, Bentley University, since 2023; Professor of Economics and Management, Bentley University, 1976-2023; Dean, McCallum Graduate School of Business, Bentley University, 1992-2002	161
Former Trustee, MA Taxpayers
Foundation, 1997-2022;
former Director, The MA
Business Roundtable,
2003-2019; former
Chairperson, Innovation Index
Advisory Committee, MA
Technology Collaborative,
1997-2020

Brian J. Gallagher c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1954	Trustee since 2017	Retired; Partner with Deloitte & Touche LLP and its predecessors, 1977-2016	161	Trustee, Catholic Schools Foundation, since 2004
Douglas A. Hacker c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1955	Trustee since 1996	Independent business executive, since May 2006; Executive Vice President – Strategy of United Airlines, December 2002 - May 2006; President of UAL Loyalty Services (airline marketing company), September 2001-December 2002; Executive Vice President and Chief Financial Officer of United Airlines, July 1999-September 2001	161
Director, SpartanNash
Company (food distributor),
since November 2013 (Chair
of the Board, since May
2021); Director, Aircastle
Limited (aircraft leasing), since
August 2006 (Chair of Audit
Committee); former Director,
Nash Finch Company (food
distributor), 2005-2013;
former Director, SeaCube
Container Leasing Ltd.
(container leasing),
2010-2013; and former
Director, Travelport Worldwide
Limited (travel information
technology), 2014-2019

Nancy T. Lukitsh c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1956	Trustee since 2011	Senior Vice President, Partner and Director of Marketing, Wellington Management Company, LLP (investment adviser), 1997-2010; Chair, Wellington Management Portfolios (commingled non-U.S. investment pools), 2007-2010; Director, Wellington Trust Company, NA and other Wellington affiliates, 1997-2010	159	None

Columbia Capital Allocation Portfolios  | Annual Report 2024

TRUSTEES AND OFFICERS (continued)
(Unaudited)
Independent trustees (continued)
Name, address, year of birth	Position held with the Columbia Funds and length of service	Principal occupation(s) during past five years and other relevant professional experience	Number of Funds in the Columbia Funds Complex* overseen	Other directorships held by Trustee during the past five years and other relevant Board experience
David M. Moffett c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1952	Trustee since 2011	Retired; former Chief Executive Officer of Freddie Mac and Chief Financial Officer of U.S. Bank	161
Director, CSX Corporation
(transportation suppliers);
Director, PayPal Holdings Inc.
(payment and data processing
services); former Director,
eBay Inc. (online trading
community), 2007-2015; and
former Director, CIT Bank, CIT
Group Inc. (commercial and
consumer finance),
2010-2016; former Senior
Adviser to The Carlyle Group
(financial services), March
2008-September 2008; former
Governance Consultant to
Bridgewater Associates,
January 2013-December 2015

Catherine James Paglia c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1952	Trustee since 2004	Director, Enterprise Asset Management, Inc. (private real estate and asset management company), since September 1998; Managing Director and Partner, Interlaken Capital, Inc., 1989-1997; Vice President, 1982-1985, Principal, 1985-1987, Managing Director, 1987-1989, Morgan Stanley; Vice President, Investment Banking, 1980-1982, Associate, Investment Banking, 1976-1980, Dean Witter Reynolds, Inc.	161
Director, Valmont Industries,
Inc. (irrigation systems
manufacturer), since 2012;
Trustee, Carleton College (on
the Investment Committee),
since 1987; Trustee, Carnegie
Endowment for International
Peace (on the Investment
Committee), since 2009

Natalie A. Trunow c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1967	Trustee since 2020
Chief Executive Officer, Millennial Portfolio
Solutions LLC (asset management and consulting
services), January 2016-January 2021; Non-executive
Member of the Investment Committee and Valuation
Committee, Sarona Asset Management Inc. (private
equity firm) since September 2019; Advisor, Horizon
Investments (asset management and consulting
services), August 2018-January 2022; Advisor,
Paradigm Asset Management, November
2016-January 2022; Consultant to Independent
Trustees of CFVIT and CFST I from September 2016 to
June 2020 with respect to CFVIT and to December
2020 with respect to CFST I; Director of
Investments/Consultant, Casey Family Programs, April
2016-November 2016; Senior Vice President and
Chief Investment Officer, Calvert Investments, August
2008-January 2016; Section Head and Portfolio
Manager, General Motors Asset Management, June
1997-August 2008
			159
Independent Director,
Investment Committee, Health
Services for Children with
Special Needs, Inc.,
2010-2021; Independent
Director, (Executive Committee
and Chair, Audit Committee),
Consumer Credit Counseling
Services (formerly Guidewell
Financial Solutions), since
2016; Independent Director,
(Investment Committee),
Sarona Asset Management,
since 2019

Sandra L. Yeager c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1964	Trustee since 2017	Retired; President and founder, Hanoverian Capital, LLC (SEC registered investment advisor firm), 2008-2016; Managing Director, DuPont Capital, 2006-2008; Managing Director, Morgan Stanley Investment Management, 2004-2006; Senior Vice President, Alliance Bernstein, 1990-2004	161	Former Director, NAPE (National Alliance for Partnerships in Equity) Education Foundation, October 2016-October 2020; Advisory Board, Jennersville YMCA, June 2022-June 2023
Columbia Capital Allocation Portfolios  | Annual Report 2024

TRUSTEES AND OFFICERS (continued)
(Unaudited)
Interested trustee affiliated with Investment Manager**
Name, address, year of birth	Position held with the Columbia Funds and length of service	Principal occupation(s) during the past five years and other relevant professional experience	Number of Funds in the Columbia Funds Complex* overseen	Other directorships held by Trustee during the past five years and other relevant Board experience
Daniel J. Beckman c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1962	Trustee since November 2021 and President since June 2021	President and Principal Executive Officer of the Columbia Funds, since June 2021; Vice President, Columbia Management Investment Advisers, LLC, since April 2015; formerly, Vice President – Head of North America Product, Columbia Management Investment Advisers, LLC, April 2015 – December 2023; President and Principal Executive Officer, Columbia Acorn/Wanger Funds, since July 2021	161
Director, Ameriprise
Trust Company, since October
2016; Director, Columbia
Management Investment
Distributors, Inc., since
November 2018; Board of
Governors, Columbia Wanger
Asset Management, LLC, since
January 2022

*
The term “Columbia Funds Complex” as used herein includes Columbia Seligman Premium Technology Growth Fund, Tri-Continental Corporation and each series of Columbia Funds Series Trust (CFST), Columbia Funds Series Trust I (CFST I), Columbia Funds Series Trust II (CFST II), Columbia ETF Trust I (CET I), Columbia ETF Trust II (CET II), Columbia Funds Variable Insurance Trust (CFVIT) and Columbia Funds Variable Series Trust II (CFVST II). Messrs. Batejan, Beckman, Gallagher, Hacker and Moffett and Mses. Blatz, Carlton, Carrig, Flynn, Paglia, and Yeager serve as directors of Columbia Seligman Premium Technology Growth Fund and Tri-Continental Corporation.

**	Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of the Investment Manager or Ameriprise Financial.
The Statement of Additional Information has additional information about the Funds’ Board members and is available, without charge, upon request by calling 800.345.6611, visiting columbiathreadneedleus.com/investor/ or contacting your financial intermediary.
The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. The following table provides basic information about the Officers of the Trusts as of the printing of this report, including principal occupations during the past five years, although their specific titles may have varied over the period. In addition to Mr. Beckman, who is the President and Principal Executive Officer, the Funds’ other officers are:
Fund officers
Name, address and year of birth	Position and year first appointed to position for any Fund in the Columbia Funds Complex or a predecessor thereof	Principal occupation(s) during past five years
Michael G. Clarke 290 Congress Street Boston, MA 02210 1969
Chief Financial Officer and
Principal Financial Officer
(2009); Senior Vice President
(2019); Treasurer and Chief
Accounting Officer (Principal
Accounting Officer) (2024) for
CFST, CFST I, CFST II, CFVIT
and CFVST II

Senior Vice President and North America Head of Operations & Investor Services, Columbia Management
Investment Advisers, LLC, since June 2023 (previously Senior Vice President and Head of Global
Operations, March 2022 – June 2023, Vice President, Head of North America Operations, and Co-Head of
Global Operations, June 2019 - February 2022 and Vice President – Accounting and Tax, May 2010 -
May 2019); senior officer of Columbia Funds and affiliated funds, since 2002. Director, Ameriprise Trust
Company, since June 2023.

Marybeth Pilat 290 Congress Street Boston, MA 02210 1968	Treasurer and Chief Accounting Officer (Principal Accounting Officer) and Principal Financial Officer (2020) for CET I and CET II; Assistant Treasurer, CFST, CFST I, CFST II, CFVIT and CFVST II	Vice President – Product Pricing and Administration, Columbia Management Investment Advisers, LLC, since May 2017.

Columbia Capital Allocation Portfolios  | Annual Report 2024

TRUSTEES AND OFFICERS (continued)
(Unaudited)
Fund officers (continued)
Name, address and year of birth	Position and year first appointed to position for any Fund in the Columbia Funds Complex or a predecessor thereof	Principal occupation(s) during past five years
William F. Truscott 290 Congress Street Boston, MA 02210 1960	Senior Vice President (2001)
Formerly, Trustee/Director of Columbia Funds Complex or legacy funds, November 2001 - January 1,
2021; Chief Executive Officer, Global Asset Management, Ameriprise Financial, Inc., since September
2012; Chairman of the Board and President, Columbia Management Investment Advisers, LLC, since July
2004 and February 2012, respectively; Chairman of the Board and Chief Executive Officer, Columbia
Management Investment Distributors, Inc., since November 2008 and February 2012, respectively;
Chairman of the Board and Director, TAM UK International Holdings Limited, since July 2021; formerly
Chairman of the Board and Director, Threadneedle Asset Management Holdings, Sàrl, March 2013 –
December 2022 and December 2008 – December 2022, respectively; senior executive of various entities affiliated with Columbia Threadneedle Investments.

Christopher O. Petersen 5228 Ameriprise Financial Center Minneapolis, MN 55474 1970	Senior Vice President and Assistant Secretary (2021)
Formerly, Trustee/Director of funds within the Columbia Funds Complex, July 1, 2020 - November 22,
2021; Senior Vice President and Assistant General Counsel, Ameriprise Financial, Inc., since September
2021 (previously Vice President and Lead Chief Counsel, January 2015 - September 2021); formerly,
President and Principal Executive Officer of the Columbia Funds, 2015 - 2021; officer of Columbia Funds and affiliated funds, since 2007.

Thomas P. McGuire 290 Congress Street Boston, MA 02210 1972	Senior Vice President and Chief Compliance Officer (2012)
Vice President – Asset Management Compliance, Ameriprise Financial, Inc., since May 2010; Chief
Compliance Officer, Columbia Acorn/Wanger Funds, since December 2015; formerly, Chief Compliance
Officer, Ameriprise Certificate Company, September 2010 – September 2020.

Ryan C. Larrenaga 290 Congress Street Boston, MA 02210 1970	Senior Vice President (2017), Chief Legal Officer (2017), and Secretary (2015)
Vice President and Chief Counsel, Ameriprise Financial, Inc., since August 2018 (previously Vice President and Group Counsel, August 2011 - August 2018); Chief Legal Officer, Columbia Acorn/Wanger Funds,
since September 2020; officer of Columbia Funds and affiliated funds, since 2005.

Michael E. DeFao 290 Congress Street Boston, MA 02210 1968	Vice President (2011) and Assistant Secretary (2010)
Vice President and Chief Counsel, Ameriprise Financial, Inc., since May 2010; Vice President, Chief Legal
Officer and Assistant Secretary, Columbia Management Investment Advisers, LLC, since October 2021
(previously Vice President and Assistant Secretary, May 2010 – September 2021).

Lyn Kephart-Strong 5903 Ameriprise Financial Center Minneapolis, MN 55474 1960	Vice President (2015)
Vice President, Global Investment Operations Services, Columbia Management Investment Advisers, LLC,
since 2010; President, Columbia Management Investment Services Corp., since October 2014; President,
Ameriprise Trust Company, since January 2017.

Columbia Capital Allocation Portfolios  | Annual Report 2024

Results of Meeting of Shareholders
During the period, the Board of Trustees of Columbia Funds Series Trust solicited approval of the holders of Class V shares of Columbia Capital Allocation Moderate Aggressive Portfolio Fund (the “Fund”) for the combination of the Fund’s Class V shares with Class A shares of the Fund including, as part of such combination, the adoption with respect to Class V shares of a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 identical to that currently in effect with respect to Class A shares of the Fund (the “Proposal”). At a Joint Special Meeting of Shareholders held on December 7, 2023, Class V shareholders approved the Proposal.
Votes For	Votes Against	Abstentions	Broker Non-Votes
3,023,700.210	135,059.949	298,413.403	0

Columbia Capital Allocation Portfolios  | Annual Report 2024

Additional information
If you elect to receive the shareholder report for the Funds in paper, mailed to you, the Funds mail one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Funds electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Funds’ shareholder report is available at the Funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Funds hold investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT filings are available on the SEC’s website at sec.gov. The Funds’ complete schedule of portfolio holdings, as filed on Form N-PORT, is available on columbiathreadneedleus.com/investor/ or can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Funds, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Capital Allocation Portfolios  | Annual Report 2024

Columbia Capital Allocation Portfolios
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Funds, go to
columbiathreadneedleus.com/investor/. The Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN124_01_P01_(03/24)

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR.  A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that David M. Moffett, Brian J. Gallagher, J. Kevin Connaughton, Sandra L. Yeager, and Douglas A. Hacker, each of whom are members of the registrant’s Board of Trustees and Audit Committee, each qualify as an audit committee financial expert.  Mr. Moffett, Mr. Gallagher, Mr. Connaughton, Ms. Yeager, and Mr. Hacker are each independent trustees, as defined in paragraph (a)(2) of this item’s instructions.

Item 4. Principal Accountant Fees and Services.

Fee information below is disclosed for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

(a) Audit Fees. Aggregate Audit Fees billed by the principal accountant for professional services rendered during the fiscal years ended January 31, 2024 and January 31, 2023 are approximately as follows:

2024	2023
$54,000	$60,200

Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Audit-Related Fees. Aggregate Audit-Related Fees billed to the registrant by the principal accountant for professional services rendered during the fiscal years ended January 31, 2024 and January 31, 2023 are approximately as follows:

2024	2023
$0	$0

Audit-Related Fees, if any, include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

During the fiscal years ended January 31, 2024 and January 31, 2023, there were no Audit-Related Fees billed by the registrant’s principal accountant to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant.

(c) Tax Fees. Aggregate Tax Fees billed by the principal accountant to the registrant for professional services rendered during the fiscal years ended January 31, 2024 and January 31, 2023 are approximately as follows:

2024	2023
$25,700	$25,700

Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice and tax planning.

During the fiscal years ended January 31, 2024 and January 31, 2023, there were no Tax Fees  billed by the registrant’s principal accountant to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant.

(d) All Other Fees. Aggregate All Other Fees billed by the principal accountant to the registrant for professional services rendered during the fiscal years ended January 31, 2024 and January 31, 2023 are approximately as follows:

2024	2023
$0	$0

All Other Fees, if any, include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above.

Aggregate All Other Fees billed by the registrant’s principal accountant to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant during the fiscal years ended January 31, 2024 and January 31, 2023 are approximately as follows:

2024	2023
$557,000	$535,000

In fiscal years 2024 and 2023, All Other Fees primarily consists of fees billed for internal control examinations of the registrant’s transfer agent and investment adviser.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service.  The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations.  This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

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(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal years ended January 31, 2024 and January 31, 2023 are approximately as follows:

2024	2023
$582,700	$560,700

(h) The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	March 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	March 22, 2024

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Treasurer, Chief Accounting Officer, Principal Financial Officer and Senior Vice President

Date	March 22, 2024